                                                    Registration No. 333-74582
                                                            File No. 811-10589

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

      Pre-Effective Amendment No. _                                       [ ]

      Post-Effective Amendment No. 6                                       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 6                                                      [X]

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                         OPPENHEIMER REAL ESTATE FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200

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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]                  Immediately upon filing pursuant to paragraph (b)
[X]  On August 19, 2003 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                    On _______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

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                         Oppenheimer REAL ESTATE FUND
                   Supplement dated August 19, 2003 to the
                       Prospectus dated August 19, 2003

The Prospectus is changed as follows:

1.    Class  B,  Class  C,  Class N and  Class  Y  shares  are  not  currently available for sale.

2.    The  minimum  initial  purchase  for Class A shares is  $25,000  and the minimum subsequent  investment is $5,000.  The minimum subsequent  purchase amount by  AccountLink is also $5,000.  The minimum  initial and subsequent purchase amounts for retirement accounts are $5,000.

3.    No  concessions  are paid to brokers and dealers for the sale of Class A shares.  The distributor currently retains the entire sales charge.

4.    No  Distribution  or Service  (12b-1) fee is currently paid on shares of the Fund.

5.    PhoneLink,  Internet access and automatic  purchase and withdrawal plans are not available.

August 19, 2003                                             PS0590.003

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Oppenheimer

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Real Estate Fund

Prospectus dated August 25, 2003

                                        Oppenheimer Real Estate Fund is a
                                        mutual fund that seeks total return
                                        through investment in real estate
                                        securities. It emphasizes investments
                                        in common stocks and other equity
                                        securities issued by real estate
                                        companies, such as "real estate
                                        investment trusts" ("REITs").
                                           This Prospectus contains important
                                        information about the Fund's
                                        objective, its investment policies,
                                        strategies and risks. It also contains
                                        important information about how to buy
                                        and sell shares of the Fund and other
As with all mutual funds, the           account features. Please read this
Securities and Exchange Commission has  Prospectus carefully before you invest not approved or disapproved the Fund's  and keep it for future reference about
securities nor has it determined that   your account.
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

                                                1234

CONTENTS

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                    ABOUT THE FUND

            3       The Fund's Investment Objective and Strategies
            4       Main Risks of Investing in the Fund
            5       The Fund's Past Performance
            7       Fees and Expenses of the Fund
            9       About the Fund's Investments
            10      How the Fund is Managed

                    ABOUT YOUR ACCOUNT

            11      How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

            20      Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

            21      How to Sell Shares
                    By Mail
                    By Telephone
            24
            25      How to Exchange Shares
            27      Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

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A B O U T  T H E  F U N D

THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund  seeks  total  return  through  investment  in real estate securities.

WHAT DOES THE FUND MAINLY INVEST IN?

The Fund  has  adopted  a policy  to  invest,  under  normal circumstances,  at least 80% of the value of its net  assets
(plus the amount of any borrowings for investment  purposes)
in common stocks and other equity  securities issued by real estate companies,  such as "real estate  investment  trusts"
("REITs") and "real estate operating  companies"  ("REOCs").
This is a  non-fundamental  policy which the Fund's Board of
Trustees may change upon 60 days' notice to shareholders.

HOW DOES THE  PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO
BUY   OR    SELL?    The    Fund's    Investment    Manager,
OppenheimerFunds,   Inc.  (the   "Manager"),   has  retained
Cornerstone Real Estate Advisers,  Inc. (the  "Sub-Advisor")
to  provide  the  day-to-day  portfolio  management  of  the
Fund's assets.  The Fund's portfolio  manager is employed by the  Sub-Advisor.  The  portfolio  manager  employs  both  a top-down and bottom-up  method in selecting  securities  for the Fund.  The  portfolio  manager's  top-down  approach  is distinguished  in that he has  extensive  access to in-house
real  estate  experts.   The  portfolio   manager  sets  the
portfolio  strategy  with the benefit of insight  from these experts who can provide field observations  regarding local, regional and national real estate trends and fundamentals.

      The   top-down   process   is   further   aided  by  the   Sub-Advisor's
comprehensive  property  databases  that  track  the real  estate  markets  by property  type,  geographic  metro  area and  company  portfolio.  Proprietary models are maintained  that allow the portfolio  manager to analyze markets at various levels including Standard  Industrial  Classification  code, Zip code,
and   Metropolitan   Statistical   Area,   resulting   in  some  of  the  most
comprehensive  databases  in  the  industry  today.  Specifically,   portfolio
weightings  are  determined  by a  national,  regional  and metro area  market analysis of the following factors:
o     Projected  growth in supply and demand factors  specifically  related to the commercial property markets.

o     Expected growth in population,  employment,  personal income,  household formations and propensity to own versus rent.

o     Projected  growth in new commercial  space by tracking  construction  in process and building permit activity.
o     Anticipated  growth in supply and demand factors  impacting  residential real estate.
   o  Current  affordability  of the  single-family  residential  real  estate market.
o     Expected growth in supply and demand for hotels.
o     Anticipated  growth in new  construction and building permit activity of all classes of business, leisure and resort hotels.
o     Projected growth in Gross Domestic Product and airline travel.

      The  portfolio  manager's  bottom-up  analysis uses  traditional  equity analysis  and  includes  an  assessment  of the  property  portfolio,  current
business   strategy,   capital   structure   and   management   track  record.
Specifically, companies are sought that have the following characteristics:

o     Capacity for predictable and sustainable  growth in revenue and earnings per share
o     Dominant   owner/operators   in  their  property  types  and  geographic
   markets, respectively

o     Property  holdings poised for potentially  higher growth due to location in markets  where land  suitable for  development  is scarce,  or due to management's strategic positioning

o     Strong  capital  structure and access to capital that may help to effect its long-term business strategy
o     Experienced  senior  management  with a strong  track  record and a wide spectrum of industry specific skills
o     Attractive  valuation  relative  to other  companies  in our  investment universe and to historical valuation in the real estate market.

WHO IS THE  FUND  DESIGNED  FOR?  The Fund is  designed  for  those  investors seeking to diversify  their  investments  by adding real estate  securities to their  portfolio,  who are seeking a fund that may perform  differently than a general stock or bond fund,  the potential  for high current  income,  and the potential  for  long-term  growth of capital.  Because the Fund's income level will  fluctuate,  the Fund is not  designed for  investors  needing an assured level of income.  Because of the Fund's  focus on long-term  growth,  the Fund may be appropriate  for a portion of a retirement  plan  investment.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

      The Fund expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks the Fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in real estate markets. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.

Risks of  Foreign  Investing.  While  foreign  securities  may  offer  special investment  opportunities,  there are also special risks.  The change in value of a foreign  currency  against the U.S. dollar will result in a change in the
U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure  requirements to which U.S.  companies  are subject.  The value of foreign  investments  may be affected by exchange control regulations,  expropriation or nationalization of a company's  assets,  foreign  taxes,  delays in settlement  of  transactions, changes in governmental  economic or monetary policy in the U.S or abroad,  or other  political and economic  factors.  These risks could cause the prices of foreign stocks to fall, and could therefore depress the Fund's share prices.

Stock Market  Risk.  Your  investment  in Fund shares  represents  an indirect investment  in the REIT shares and other real estate  securities  owned by the
Fund.  The  value  of  these  equity  securities,   like  other  stock  market
investments,  may move up or down,  sometimes rapidly and unpredictably.  Your
Fund  shares  at any point in time may be worth  less than what you  invested, even  after  taking  into  account  the  reinvestment  of Fund  dividends  and distributions.

Real Estate Markets and REIT Risk.  Additionally,  since the Fund concentrates its assets in the real estate  industry,  your  investment in the Fund will be closely  linked  to the  performance  of the  real  estate  markets.  Property values may fall due to increasing  vacancies or declining rents resulting from unanticipated economic,  legal, cultural or technological  developments.  REIT prices also may drop  because of the failure of  borrowers to pay their loans, a dividend  cut, a  disruption  to the real estate  investment  sales  market, changes  in federal  or State  taxation  policies  affecting  REITs,  and poor management.  The  REIT  investment  universe,  which  is  approximated  by the
National  Association of Real Estate  Investment  Trusts  ("NAREIT") Index, is
comprised of roughly 173 companies ranging in market  capitalization from $1.1 million to $12.2  billion (as of June 30,  2003),  with an  aggregate  market
                                                ==============================
capitalization from approximately $186 billion.
==============================================

Small Companies.  Roughly 22% of the REITs currently outstanding have a market
================                 ===============================
capitalization  of $100 million or less.  Small REIT company shares  therefore can be more  volatile  than,  and perform  differently  from,  larger  company stocks.  There may be less trading volume in a smaller company's stock,  which means that buy and sell  transactions in that stock could have a larger impact on the stock's  price than is the case with larger  company  stocks.  Further, smaller  companies may have fewer business  lines;  changes in any one line of business,  therefore,  may have a greater  impact on a small  company's  stock price than is the case for a larger  company.  It is  unlikely  that the Fund
                                               ===============================
would invest a  substantial  portion of its assets in this  subsection of the
==============================================================================
REIT investment universe due to the small market capitalization.
================================================================

Non-Diversification.    The  Fund  is   "non-diversified"   and  takes  larger
====================
positions in a smaller  number of issuers than a diversified  fund. The change in the  value of a single  stock in the  Fund's  portfolio  may have a greater impact on the Fund's net asset value than it would on a diversified  fund. The
Fund's  share price may  fluctuate  more than the share price of a  comparable diversified fund.

Special Risks of Emerging and  Developing  Markets.  While the Fund  currently focuses  on  investing  in  developed  markets  such as the U.S.,  it can also invest in emerging or  developing  markets.  Securities of issuers in emerging and  developing  markets  may  offer  special  investment  opportunities,  but present risks not found in more mature markets.  Those  securities may be more difficult  to  sell  at an  acceptable  price  and  their  prices  may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject  to  greater  delays so that the Fund might not  receive the proceeds of sale of a security on a timely basis.  These  investments  may be very speculative.

      These   countries   might  have  less  developed   trading  markets  and
exchanges.  Emerging  market  countries  may have  less  developed  legal  and accounting  systems  and  investments  may be  subject  to  greater  risks  of government  restrictions  on withdrawing  the sale proceeds of securities from the  country.  Economics  of  developing  countries  may be more  dependent on relatively  few industries  that may be highly  vulnerable to local and global changes.  Governments  may be more  unstable  and  present  greater  risks  of nationalization  or  restrictions  on  foreign  ownership  of  stocks of local companies.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the  overall  risk  profile of the Fund and can affect the value of the Fund's investments,  its investment  performance and the prices of its shares.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth  more or less  than  what you paid for  them.
There is no assurance that the Fund will achieve its objective.

      In the short term,  the stock markets can be volatile,  and the price of the Fund's shares can go up and down  substantially.  The Fund expects to hold
more   concentrated   positions  than  other  equity  mutual  funds.   In  the
OppenheimerFunds  spectrum,  the Fund is generally more  aggressive than funds that invest in  investment  grade debt  securities,  but may be less  volatile than the average stock fund.

Portfolio  Turnover.  A change in the securities  held by the Fund is known as
     "portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve its  objective and may have a high  portfolio  turnover rate of over 100% annually.  Increased  portfolio turnover creates higher brokerage  and  transaction  costs  for the  Fund.  If the Fund  realizes capital gains when it sells its portfolio investments,  it must generally pay  those  gains  out  to the  shareholders,  increasing  their  taxable distributions.  The  Financial  Highlights  table  at  the  end  of  this prospectus  shows the  Fund's  portfolio  turnover  rate  during the past fiscal year.

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 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

Because the Fund recently commenced operations,  prior performance information for a full  calendar  year is not yet  available.  The table  below  shows one measure  of the risks of  investing  in the Fund by  showing  how the  average annual total  returns of the Fund's Class A shares both before and after taxes for the period from March 4, 2002  (inception  of Fund) to December  31, 2002, compared to that of a broad-based market index. No performance  information is shown for Class B, Class C, Class N or Class Y shares  because  those  classes were not  available for sale prior to October 1, 2003.  The after-tax  returns are  calculated  using the  historical  highest  individual  federal  marginal income tax rates in effect  during the period  shown,  and do not  reflect the impact of state or local  taxes.  In certain  cases,  the figure  representing
"Return  After Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results  when a capital loss occurs upon  redemption  and  translates  into an assumed tax deduction  that benefits the  shareholder.  The after-tax  returns are calculated  based on certain  assumptions  mandated by regulation and your actual  after-tax  returns  may differ  from those  shown,  depending  on your individual  tax  situation.  The  after-tax  returns  set forth  below are not relevant  to  investors  who  hold  their  fund  shares  through  tax-deferred arrangements  such as 401(k) plans or IRAs or to  institutional  investors not subject to tax.  Please  remember  that the Fund is intended to be a long-term investment,  and that  performance  results  are  historical,  and  that  past investment  performance,  before  and  after  taxes,  is  not  necessarily  an indication of how the Fund will perform in the future.

For the period from 1/1/03 through 06/30/03,  the cumulative total return (not annualized) for Class A shares before taxes was 15.22%.

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Average Annual Total Returns           1 Year2              Life of class
for    the    periods    ended
December 31, 2002

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Class  A   Shares   (inception
03/04/02)                                N/A                   -4.73%
  Return Before Taxes                    N/A                   -5.90%
  Return After Taxes on
  Distributions                          N/A                   -2.88%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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NAREIT Equity REIT Index
(reflects no deduction for
fees, expenses or taxes)                 N/A                   1.66%1

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Class B Shares3                          N/A                     N/A

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Class C Shares3                          N/A                     N/A

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Class N Shares3                          N/A                     N/A

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Class Y Shares3                          N/A                     N/A

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1.    From 02/28/02.
2.    Because the Fund commenced operations on March 4, 2002,  information for a full calendar year is not yet available.
3.    Class B, Class C, Class N and Class Y shares  were not  offered for sale prior to October 1, 2003.

The Fund's average annual total returns include  applicable  sales charges for
Class A, with the current maximum  initial sales charge of 5.75%.  The returns measure  the  performance  of a  hypothetical  account  and  assume  that  all dividends and capital gains  distributions  have been reinvested in additional shares.  The  performance  of the Fund's  Class A shares is compared to NAREIT
Equity REIT Index. The index performance  includes  reinvestment of income but does not  reflect  transaction  costs,  fees,  expenses  or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following  tables are provided to help you  understand  the fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All  shareholders  therefore pay those expenses  indirectly.  Shareholders pay other transaction expenses directly,  such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended April 30, 2003.

Shareholder Fees (charges paid directly from your investment):

                                    Class A  Class B Class C Class N  Class Y
                                     Shares  Shares  Shares   Shares   Shares
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Maximum Sales Charge (Load) on
Purchases (as % of offering price)   5.75%    None    None     None     None
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Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or
redemption proceeds)                 None1     5%2     1%3     1%4      None

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                                   --------------------------------------------

 1.   A   contingent    deferred   Class A  Class B Class C  Class N  Class Y
   sales   charge   may  apply  to
   redemptions  of  investments of
   $1  million  or more  ($500,000
   for  certain   retirement  plan
   accounts)  of  Class A  shares.

   See  "How  to Buy  Shares"  for
   details.
2.    Applies  to  redemptions  in
   first year after purchase.  The
   contingent    deferred    sales
   charge  declines  to 1% in  the
   sixth  year  and is  eliminated

   thereafter.                                                Shares   Shares
3.    Applies  to shares  redeemed

   within 12 months of purchase.
4.    Applies  to shares  redeemed
   within    18    months   of   a
   retirement     plan's     first

   purchase of Class N shares.      Shares  Shares   Shares

Annual Fund Operating Expenses (deducted from Fund assets):  (% of average daily net assets)

                                   --------------------------------------------
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Management Fees                      1.00%    1.00%   1.00%    1.00%    1.00%

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Distribution and/or Service          0.25%1   1.00%   1.00%    0.50%    None
(12b-1) Fees

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--------------------------------------------------------------------------------

Other Expenses              1.09%    1.09%    1.09%     1.09%         1.09%

--------------------------------------------------------------------------------
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Total Annual Operating Expenses      2.34%1   3.09%   3.09%    2.59%    2.09%

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1.    Class A share 12b-1 fees were waived for the fiscal year ended  4/30/03.
   After the waiver,  the "Total  Annual  Operating  Expenses"  for the fiscal year ended 04/30/03 for Class A shares were 2.09%.

Expenses may vary in future years.  The expenses for Class B, Class C, Class N and Class Y shares  are  estimates  based on the  expenses  for Class A Shares since  those  classes  were not offered for sale during the Fund's last fiscal year.  "Other  expenses" are based on, among other  things,  the fees the Fund would  have paid if the  transfer  agent had not  waived a portion  of its fee under a  voluntary  undertaking  to the Fund to limit  these  fees to 0.35% of average  daily net assets per fiscal year for all  classes.  That  undertaking may be amended or  withdrawn  at any time.  For the Fund's  fiscal  year ended
04/30/03,  the  transfer  agent  fees  did  not  exceed  any  of  the  expense limitations described above.

Examples.  The  following  examples  are intended to help you compare the cost of investing in the Fund  (without  expense  waivers/reimbursements)  with the cost of investing in other mutual funds.  The examples  assume that you invest
$10,000 in a class of shares of the Fund for the time  periods  indicated  and reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

 If shares are redeemed:        1 Year      3 Years    5 Years    10 Years

 ---------------------------------------------------------------------------

 Class A Shares                  $798        $1,263     $1,753     $3,097

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class B Shares                  $812        $1,254     $1,820    $3,0691

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class C Shares                  $412         $954      $1,620     $3,402

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class N Shares                  $362         $805      $1,375     $2,925

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class Y Shares                  $212         $655      $1,124     $2,421

 ---------------------------------------------------------------------------

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 If shares are not redeemed:    1 Year      3 Years    5 Years    10 Years

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class A Shares                  $798        $1,263     $1,753     $3,097

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class B Shares                  $312         $954      $1,620    $3,0691

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class C Shares                  $312         $954      $1,620     $3,402

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class N Shares                  $262         $805      $1,375     $2,925

 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------

 Class Y Shares                  $212         $655      $1,124     $2,421

  In the first example,  expenses include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent  deferred  sales charges.  In the  second  example,  the Class A expenses  include  the sales charge,  but  Class B,  Class C and  Class N  expenses  do not  include  the contingent  deferred  sales  charges.  There is no sales  charge  on Class Y shares.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses because  Class B shares  automatically  convert  to Class A shares 72 months after purchase.

About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  allocation  of the  Fund's portfolio  among  different  investments  will vary over time  based  upon the
Sub-Advisor's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described in this  prospectus.  The  Sub-Advisor  tries to  reduce  risks  by  carefully researching  securities before they are purchased,  and in some cases by using hedging techniques.

      The Fund has adopted a policy to invest, under normal circumstances,  at least 80% of the value of its net assets (plus the amount of any  borrowings), in common stocks and other equity  securities issued by real estate companies, such as "real estate  investment  trusts" ("REITs") and "real estate operating companies"  ("REOCs").  The Statement of Additional  Information contains more detailed information about the Fund's investment policies and risks.

REAL ESTATE  COMPANIES.  For  purposes of the Fund's  investment  policies,  a real estate  company is one that derives at least 50% of its revenues from the
ownership,   construction,   financing,  management  or  sale  of  commercial,
industrial,  or residential real estate;  or has at least 50% of its assets in
such  real  estate.   Under  normal   circumstances,   the  Fund  will  invest
substantially  all of its  assets  in the  equity  securities  of real  estate companies.  These equity  securities  can consist of common stocks  (including
REIT  shares),  rights or  warrants  to  purchase  common  stocks,  securities convertible  into common stocks where the conversion  feature  represents,  in the  investment  advisor's  view,  a  significant  element of the  securities'
value, and preferred stocks.

REAL ESTATE  INVESTMENT  TRUSTS  ("REITs").  The Fund may invest without limit in shares of REITs.  REITs pool investors'  funds for investment  primarily in income-producing  real estate or real estate related to loans or interests.  A
REIT is not  taxed on income  distributed  to  shareholders  if,  among  other things,  it distributes to its shareholders  substantially  all of its taxable income  (other than net capital  gains) for each  taxable  year.  As a result,
REITs tend to pay relatively higher dividends than other types of companies.

Types of REITs.  REITs can generally be  classified as Equity REITs,  Mortgage
      REITs and Hybrid REITs.  The Fund invests primarily in Equity REITs.

Equity  REITs.  The  Fund's  investment  portfolio  includes  shares of Equity
     REITs,  which are  companies  that invest the  majority  of their  assets
     directly  in  real  property  and  derive  income   primarily   from  the
     collection  of rents.  Equity  REITs can also  realize  capital  gains by investing in and selling properties that have appreciated in value.

Mortgage  REITs and Hybrid REITs.  Mortgage REITs invest the majority of their assets in real estate  mortgages and derive their income  primarily  from interest  payments.  Hybrid  REITs  combine the  characteristics  of both
     Equity REITs and Mortgage REITs.

OTHER INVESTMENT  STRATEGIES.  To seek its investment objective,  the Fund can also  use the  investment  techniques  and  strategies  described  below.  The following  investment  strategies  are  not  considered  principal  investment strategies,  and the Fund might not always use all of them.  These  techniques have risks,  although some are designed to help reduce  overall  investment or market risks.
Other  Equity  Securities.  While the Fund  emphasizes  investments  in common stocks,  it can also  buy  other  equity  securities,  such as  preferred stocks,  warrants and  securities  convertible  into common stocks (which may be subject to credit risks and interest  rate risks,  as described in the  Statement of  Additional  Information).  The  Sub-Advisor  considers some  convertible  securities to be "equity  equivalents"  because of the conversion  feature and in that case their credit  rating has less impact on the Sub-Advisor's  investment  decision than in the case of other debt securities.

Foreign  Investing.  The Fund can buy  securities  in any  country,  including developed  countries  and emerging  markets.  The Fund does not expect to invest  substantial  amounts of its assets in  foreign  stocks.  The Fund has no  limits  on the  amount  of its  assets  that can be  invested  in foreign  securities,  but has adopted an  operating  policy  limiting its
     investments   in  foreign   securities   to  10%  of  its  total  assets.
     Shareholders will be notified if this operating policy should change.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them
     or  dispose  of  them  promptly  at  an  acceptable   price.   Restricted
     securities  may have terms that limit their resale to other  investors or may require  registration  under  applicable  securities laws before they can be sold  publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.  The Board can increase that limit to 15%. Certain restricted  securities that are eligible for resale to qualified  institutional  purchasers may not be subject to that limit.
     The Sub-Advisor  monitors  holdings of illiquid  securities on an ongoing basis to  determine  whether to sell any  holdings to  maintain  adequate liquidity.

Derivative  Investments.  The Fund can invest in a number of  different  kinds of "derivative"  investments.  In general terms, a derivative  investment is an  investment  contract  whose value  depends on (or is derived from)
     the  value  of an  underlying  asset,  interest  rate  or  index.  In the
     broadest   sense,   options,   futures   contracts,   and  other  hedging
     instruments   the  Fund   might  use  may  be   considered   "derivative"
     investments  the Fund may  use.  In  addition  to using  derivatives  for hedging,  the Fund might use other  derivative  investments  because they offer the potential  for increased  value.  The Fund  currently  does not expect to use derivatives to a significant  degree and is not required to use them in seeking its objective.

Hedging.  The Fund can buy and sell futures  contracts,  put and call options,
     and   forward   contracts.   These  are  all   referred  to  as  "hedging
     instruments."   Underlying  investments  for  these  hedging  instruments
     include  securities,  securities  indices and  currencies.  The Fund does not  currently  use hedging to a significant  degree.  It has  percentage limits on its use of hedging  instruments and is not required to use them in  seeking  its  objective.  Some of these  strategies  would  hedge the
     Fund's portfolio against price  fluctuations.  Other hedging  strategies, such as buying  futures  and call  options,  would tend to  increase  the
     Fund's exposure to the securities market.

TEMPORARY DEFENSIVE AND INTERIM  INVESTMENTS.  In times of adverse or unstable market,  economic or political  conditions,  the Fund can invest up to 100% of its assets in temporary  defensive  investments that are inconsistent with the
Fund's  principal  investment   strategies.   Generally  they  would  be  cash
equivalents (such as commercial paper),  money market instruments,  short-term debt securities,  U.S. government securities, or repurchase agreements and may include  other  investment  grade  debt  securities.  The Fund could also hold these types of securities  pending the investment of proceeds from the sale of
Fund shares or portfolio  securities  or to meet  anticipated  redemptions  of
Fund shares.  To the extent the Fund invests  defensively in these securities, it might not achieve its investment objective of total return.

Loans of Portfolio Securities.  Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.  These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

The  Manager.  The  Manager  handles  the  Fund's  day-to-day  business.   The
Manager  carries out its duties,  subject to the policies  established  by the
Fund's Board of Trustees,  under an investment  advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is  responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $130 billion in assets as of June 30, 2003,  including other Oppenheimer funds with more than seven million  shareholder  accounts.  The Manager is located at 498
Seventh Avenue, New York, NY 10018.

The Manager's Fees.  Under the investment  advisory  agreement,  the Fund pays the  Manager an  advisory  fee at an annual  rate of 1.00% of average net assets of the Fund.  Effective  July 28, 2003, the Manager will waive its management  fees such that total  annual  operating  expenses for Class A shares  do not  exceed  1.50% of  average  daily  net  assets.  Effective
     October 1, 2003,  management  fees will be waived such that total  annual operating  expenses  for Class B and Class C shares  will each not exceed
     2.25% of average  daily net assets,  Class N shares will not exceed 1.75%
     of average daily net assets,  and Class Y shares will not exceed 1.25% of average  daily net  assets.  These  undertakings  are  pro-rated  for the remainder  of the fiscal year ending after these dates  respectively.  In addition,  these  undertakings  are  voluntary  and  may  be  amended  or withdrawn at any time.  Accordingly,  the annual operating  expense ratio for Class A shares for the fiscal year ending  April 30, 2004 will exceed
     1.50%.

The Sub-Advisor.  The Manager has retained the  Sub-Advisor,  Cornerstone Real
     Estate Advisers,  Inc., to provide  day-to-day  portfolio  management for the Fund.  The  Sub-Advisor  has operated as an investment  advisor since
     1994. As of June 30, 2003, the  Sub-Advisor  managed over $4.5 billion of equity real  estate  assets and $196  million of real estate  securities.
     The Sub-Advisor is an indirect,  wholly-owned subsidiary of Massachusetts
     Mutual Life  Insurance  Company  ("MassMutual")  of  Springfield  MA, the
     parent  company of the Manager,  and is located at One  Financial  Plaza,
     Suite 1700, Hartford, CT 06103-2604.  The Manager, not the Fund, pays the
     Sub-Advisor an annual fee under the  Sub-Advisory  Agreement  between the
     Manager and the Sub-Advisor.

Portfolio Manager. The Fund's portfolio is managed by Scott C. Westphal,  who is employed by the Sub-Advisor.  Mr. Westphal is the Managing  Director of the
     Sub-Advisor's  Real Estate  Securities  Investment  Management  unit and is responsible  for the  creation  and  management  of real estate  securities portfolios  for the firm's  institutional  clients.  Prior to  joining  the
     Sub-Advisor  in 1999, Mr.  Westphal  served as Executive Vice President and
     Portfolio  Manager  for JLW  Capital  Management,  (March 1998 - July 1999)
     wholly-owned  subsidiary of Jones Lang LaSalle.  Previously,  Mr.  Westphal
     served as Senior Vice President for Cohen &  Steers Capital  Management
     (May 1994 - March  1998).  Mr.  Westphal  received  his B.S.  in  Corporate
     Finance  and  Accountancy  from  Northern  Illinois  University,  and  is a
     Chartered Financial Analyst and a Certified Public Accountant.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  new
      account   application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.
o     Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
   you pay for shares by electronic  funds  transfers  from your bank account.
   Shares are  purchased  for your  account  by a transfer  of money from your bank account  through the Automated  Clearing  House (ACH) system.  You can provide  those  instructions  automatically,  under an Asset  Builder Plan, described  below,  or  by  telephone  instructions  using  OppenheimerFunds
   PhoneLink,  also described below. Please refer to "AccountLink,"  below for more details.
o     Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each  month  from your  account at a bank or other financial  institution  under  an  Asset  Builder  Plan  with  AccountLink.
   Details  are  in  the  Asset  Builder  application  and  the  Statement  of
   Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $2,500  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
   If you  establish  one of the many types of  retirement  plan accounts that
      OppenheimerFunds  offers,  more fully  described  below  under  "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.

     The minimum investment  requirement does not apply to reinvesting dividends from  the  Fund or  other  Oppenheimer  funds  (a list  of them  appears  in the
Statement  of  Additional  Information,  or you can ask your  dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the
Exchange  is open for  trading  (referred  to in this  Prospectus  as a "regular business day"). The Exchange normally closes at 4:00 p.m., Eastern time, but may close  earlier on some days.  All  references  to time in this  Prospectus  mean
"Eastern time."

The net asset value per share is  determined by dividing the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established  procedures  to value the Fund's  securities,  in general,  based on market value. The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

If, after the close of the principal market on which a security held by the Fund is traded,  and before the time the Fund's  securities  are priced  that day, an event  occurs that the Manager or  Sub-Advisor  deems likely to cause a material change  in the  value  of such  security,  the  Fund's  Board  of  Trustees  has authorized the Manager, subject to the Board's review, to ascertain a fair value for such  security.  A security's  valuation may differ  depending on the method used for determining value.

The Offering  Price. To receive the offering price for a particular day, in most cases the  Distributor  or its  designated  agent must receive your order by the time the  Exchange  closes that day. If your order is received on a day when the
Exchange  is closed or after it has  closed,  the order  will  receive  the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive  the  order  by  the  close  of  the  Exchange  and  transmit  it to the
Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive  that day's  offering
price,   unless  your  dealer  has  made  alternative   arrangements   with  the
Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT  CLASSES OF SHARES DOES THE FUND  OFFER?  The Fund  offers  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

     ClassA Shares.  If you buy Class A shares,  you pay an initial sales charge
          (on  investments  up to $1  million  for  regular  accounts  or lesser amounts for certain retirement plans). The amount of that sales charge will vary  depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

------------------------

     ClassB Shares.  If you buy Class B shares,  you pay no sales  charge at the time of purchase, but you will pay an annual asset-based sales charge.
          If you  sell  your  shares  within 6 years of  buying  them,  you will normally pay a  contingent  deferred  sales  charge.  That  contingent deferred  sales  charge  varies  depending  on how  long  you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------

     ClassC Shares.  If you buy Class C shares,  you pay no sales  charge at the time of purchase, but you will pay an annual asset-based sales charge.
          If you sell your  shares  within 12  months of buying  them,  you will normally pay a contingent  deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

------------------------

     ClassN Shares.  If you buy Class N shares  (available  only through certain retirement  plans),  you pay no sales  charge at the time of purchase, but you will pay an annual  asset-based sales charge. If you sell your shares  within 18 months of the  retirement  plan's first  purchase of
          Class N shares,  you may pay a  contingent  deferred  sales  charge of
          1.0%, as described in "How Can You Buy Class N Shares?" below.

     ClassY Shares.  Class Y shares are  offered  only to certain  institutional investors that have special agreements with the Distributor.

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

     How  Long Do You Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted with certainty,  knowing how long you expect to hold your  investment  will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses,  your choice will also depend on how much you plan to invest.  For  example, the reduced  sales charges  available for larger  purchases of Class A shares may,  over time,  offset the effect of paying an initial  sales charge on your investment,  compared to the effect over time of higher class-based  expenses  on shares  of Class B,  Class C or Class N. For retirement  plans that  qualify to  purchase  Class N shares,  Class N shares will  generally be more  advantageous  than Class B and Class C shares.

     o    Investing  for the  Shorter  Term.  While  the  Fund is  meant to be a long-term  investment,  if you have a relatively short-term investment horizon  (that is, you plan to hold your  shares for not more than six years),  you should probably  consider  purchasing  Class A or Class C shares  rather  than Class B shares.  That is because of the effect of the Class B contingent  deferred sales charge if you redeem within six years,  as well as the effect of the Class B asset-based  sales charge on the  investment  return for that class in the  short-term.  Class C shares might be the appropriate  choice (especially for investments of less than $100,000), because there is no initial sales charge on Class
          C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares  will have a greater  impact on your  account  over the longer  term than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice,  no matter how long you intend to hold your shares. For that reason,  the Distributor  normally will not accept  purchase  orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o    Investing for the Longer Term. If you are investing less than $100,000 for the longer-term,  for example for retirement, and do not expect to need access to your money for seven years or more,  Class B shares may be appropriate.

     Are  There Differences in Account Features That Matter to You? Some account features  may  not be  available  to  Class  B,  Class  C and  Class N shareholders.  Other  features  may not be  advisable  (because of the effect of the  contingent  deferred sales charge) for Class B, Class C and Class N shareholders.  Therefore,  you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced  by the  additional  expenses  borne by those classes that are not borne by Class A or Class Y shares,  such as the Class
     B, Class C and Class N asset-based  sales charge described below and in the
     Statement of  Additional  Information.  F Share C  certificates  are P only available O for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

     How  Do Share Classes Affect Payments to Your Broker?  A financial  advisor may  receive  different  compensation  for selling one class of shares than for selling another class. It is important to remember that Class
          B,  Class  C  and  Class  N  contingent  deferred  sales  charges  and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares:  to compensate the  Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The  Distributor may pay additional  compensation from its own resources to securities dealers or financial institutions based  upon the  value of shares  of the Fund  owned by the  dealer or financial institution for its own account or for its customers.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement
     of Additional  Information  details the  conditions for the waiver of sales charges  that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain  groups,  or under specified  retirement  plan  arrangements  or in  other  special  types  of transactions.  To receive a waiver or special  sales charge rate,  you must advise the Distributor  when  purchasing  shares or the Transfer Agent when redeeming shares that a special condition applies.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price,  which is  normally  net asset value plus an initial  sales  charge.
     However,  in some cases,  described below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.
     In other cases, reduced sales charges may be available,  as described below or in the  Statement  of  Additional  Information.  Out of the  amount  you invest, the Fund receives the net asset value to invest for your account.

      The  sales  charge
varies  depending on the
amount      of      your
purchase.  A portion  of
the sales  charge may be
retained      by     the
Distributor           or
allocated     to    your
dealer as a  concession.
The          Distributor
reserves  the  right  to
reallow    the    entire
concession  to  dealers.
The    current     sales
charge     rates     and
concessions    paid   to
dealers  and brokers are  ront-End Sales    Front-End Sales
as follows:               harge as a        Charge as a        Concession as a
                          ercentage of      Percentage of Net  Percentage of
Amount of Purchase        ffering Price     Amount Invested    Offering Price

---------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $25,000             5.75%             6.10%             4.75%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

 ------------------------------------------------------------------------------

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right of
      Accumulation"  or a Letter of Intent,  as  described  in "Reduced  Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating $1 million or more.  Qualified  retirement  plan (other than single  401(k)  plans,  SEP and SIMPLE  plans) are not permitted to make initial  purchases of Class A shares  subject to a  contingent  deferred sales charge.  The Distributor pays dealers of record  concessions in an amount  equal to 1.0% of  purchases  of $1 million or more other than by
      grandfathered   retirement   accounts.   For  grandfathered   retirement
      accounts,  the  concession  is  0.75%  of  the  first  $2.5  million  of purchases  plus 0.25% of purchases in excess of $2.5 million.  In either case,  the  concession  will  not be  paid on  purchases  of  shares  by exchange or that were  previously  subject to a front-end  sales  charge and dealer concession.

      If you redeem any of those shares  within an 18-month  "holding  period"
      measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the  aggregate  net asset  value of the  redeemed  shares at the time of
            redemption   (excluding   shares   purchased  by  reinvestment  of
            dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The  Class A  contingent  deferred  sales  charge  will not  exceed  the aggregate  amount of the concessions the Distributor paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases  of Class A  shares  of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan assets and that have  entered  into a  special  agreement  with the  Distributor  and by retirement  plans  which  are  part  of a  retirement  plan  product  or platform offered by certain banks,  broker-dealers,  financial advisors, insurance  companies or recordkeepers  which have entered into a special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources at the time of sale,  subject to certain  exceptions  as  described  in the
      Statement of Additional  Information.  There is no  contingent  deferred sales charge upon the redemption of such shares.
HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

-------------------------------------------------------------------------------

Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

0 - 1                                   5.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 - 2                                   4.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2 - 3                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

3 - 4                                   3.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

4 - 5                                   2.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

5 - 6                                   1.0%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

More than 6                             None

-------------------------------------------------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other
      Class  B  shares  that  were  acquired  by  reinvesting   dividends  and
      distributions  on the  converted  shares  will also  convert  to Class A shares.  For further  information on the conversion  feature and its tax implications,  see "Class B  Conversion"  in the Statement of Additional
      Information.

How Can you Buy Class C  Shares?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets  of  $500,000  or  more  or  100 or  more  eligible  participants.  See
"Availability  of Class N shares" in the Statement of  Additional  Information for other circumstances where Class N shares are available for purchase.
      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
      Oppenheimer  funds are  terminated as an  investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18 months of the plan's  first  purchase of Class N shares of any
      Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  Prospectus  do not apply to Class N shares  offered  through a group  retirement  plan.  Instructions  for buying, selling,  exchanging or  transferring  Class N shares offered  through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

Who Can Buy Class Y  Shares?  Class Y shares  are sold at net asset  value per share without a sales charge  directly to  institutional  investors  that have special  agreements with the  Distributor  for this purpose.  They may include insurance  companies,  registered  investment  companies and employee  benefit plans. Individual investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the  Fund's  other  classes of shares
(other  than the time those  orders must be  received  by the  Distributor  or
Transfer  Agent at their  Colorado  office) and the special  account  features available  to investors  buying those other  classes of shares do not apply to
Class Y shares.  Instructions for buying, selling,  exchanging or transferring
Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.25% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers, brokers,  banks and other financial institutions quarterly for providing personal  service and  maintenance  of accounts of their  customers that hold Class A shares.  With respect to Class A shares  subject to a Class
      A  contingent   deferred   sales  charge   purchased  by   grandfathered
      retirement  accounts,  the  Distributor  pays the 0.25%  service  fee to dealers in  advance  for the first year after the shares are sold by the dealer.  During  the first year the  shares  are sold,  the  Distributor retains  the  service  fee.  After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and Class N shares to pay the  Distributor for its services and costs in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under  the  plans,  the Fund pays the  Distributor  an annual asset-based  sales  charge  of 0.75% on Class B and  Class C shares  and
      0.25% on Class N shares.  The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C expenses by 1.0% and  increase  Class N expenses by 0.50% of the net  assets per year of the  respective  class.  Because  these fees are paid out of the  Fund's  assets on an  on-going  basis,  over time these fees will  increase  the cost of your  investment  and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts that hold Class B, Class C or
      Class N shares.  The Distributor  pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.
      After the shares  have been held for a year,  the  Distributor  pays the service fees to dealers on a quarterly  basis.  The Distributor  retains the  service  fees for  accounts  for  which  it  renders  the  required personal services.

      The  Distributor  currently  pays a sales  concession  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor  normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class C shares is therefore 1.0% of the purchase price.  The Distributor normally pays the asset-based  sales charge as an ongoing  concession to the dealer on Class C shares  that have been  outstanding  for a year or more. See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class N shares is therefore 1.0% of the purchase price.  The Distributor normally  retains the  asset-based  sales charge on Class N shares.  See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
------------------------
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest  all or part of the redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class
B shares  on which  you  paid a  contingent  deferred  sales  charge  when you redeemed  them.  This  privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the  Distributor  for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal Plans to redeem shares on a regular basis. If you have  questions  about  any of these  procedures,  and  especially  if you are redeeming  shares  in a  special  situation,  such as due to the  death of the owner or from a  retirement  plan  account,  please  call the  Transfer  Agent first, at 1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests  must be in writing and must include a signature  guarantee  (although  there may be other  situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption  check is not payable to all  shareholders  listed on the account statement
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement
   o  Shares are being  transferred  to a Fund account with a different  owner or name
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o     a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business  or as a  fiduciary,  you must also  include  your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received by the Transfer  Agent by the close of the Exchange  that day,  which is  normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds  retirement  plan account or under a share certificate by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

              Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink.  There are no  dollar  limits on telephone  redemption  proceeds sent to a bank account  designated  when you  establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive dividends  on the  proceeds  of the shares you  redeemed  while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B, Class C or Class N contingent  deferred sales  charge and redeem any of those  shares  during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix B to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine  whether a contingent  deferred  sales charge  applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without  sales  charge.
Shares  of  the  Fund  can  be  purchased  by  exchange  of  shares  of  other
Oppenheimer  funds  on the same  basis.  To  exchange  shares,  you must  meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the  shares of the other  fund,  which may result in a capital  gain  or  loss.  Please  refer  to "How to  Exchange  Shares"  in the
Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and  purchased  from the other fund in the exchange  transaction on the same regular  business day on which the
      Transfer  Agent  receives  an  exchange  request  that  conforms  to the policies  described  above.  It must be  received  by the  close  of the
      Exchange  that day,  which is normally  4:00 P.M.  but may be earlier on some days.
o     The interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are
      repeatedly   bought  and  sold  in   response   to   short-term   market
      fluctuations--also  known as "market  timing." When large dollar amounts are  involved,  the  Fund  may have  difficulty  implementing  long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities  at  disadvantageous  times to raise the cash needed to buy a
      market   timer's  Fund  shares.   These  factors  may  hurt  the  Fund's
      performance and its  shareholders.  When the Manager  believes  frequent trading would have a disruptive  effect on the Fund's  ability to manage its  investments,  the Manager and the Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account  that the
      Manager believes to be a market timer.
   o  The Fund may amend,  suspend or terminate the exchange  privilege at any time. The Fund will provide you notice  whenever it is required to do so by applicable  law, but it may impose  changes at any time for emergency purposes.
   o  If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible  for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account  valued at less than $500. The fee is automatically  deducted from accounts annually on or about the second to last  business day of  September.  See the  Statement  of  Additional
      Information,  or visit the  OppenheimerFunds  website,  to learn how you can  avoid  this  fee and for  circumstances  when  this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended  by the Board of  Trustees  at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  within  seven  days after the  Transfer
      Agent receives redemption  instructions in proper form.  However,  under
      unusual   circumstances   determined  by  the  Securities  and  Exchange
      Commission,   payment  may  be  delayed  or   suspended.   For  accounts
      registered  in the name of a  broker-dealer,  payment  will  normally be forwarded within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
Customer Identification  Program.  Federal regulations may require the Fund to obtain  your  name,  your  date of birth  (for a natural  person),  your residential  street  address or  principal  place of  business  and your
      Social  Security  number,   employer   identification  number  or  other
      government issued  identification  when you open an account.  Additional information  may  be  required  in  certain  circumstances  or  to  open corporate  accounts.  The  Fund  or the  Transfer  Agent  may  use  this information  to attempt  to verify  your  identity.  The Fund may not be able  to  establish  an  account  if the  necessary  information  is not received.  The Fund may also place limits on account  transactions while
      it  is  in  the  process  of   attempting   to  verify  your   identity.
      Additionally,  if the Fund is unable to verify your identity  after your account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

Capital  Gains.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
Distributions  are  subject to federal  income tax and may be subject to state or  local  taxes.  Dividends  paid  from  short-term  capital  gains  and  net investment  income are taxable as ordinary  income.  Long-term  capital  gains are taxable as long-term  capital gains when distributed to  shareholders.  It does not matter how long you have held your shares.  Whether you reinvest your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.
Avoid  "Buying  a  Dividend."  If  you  buy  shares  on  or  just  before  the ex-dividend  date,  or just  before the Fund  declares  a capital  gains distribution,  you will  pay the  full  price  for the  shares  and then receive a portion  of the price  back as a taxable  dividend  or capital gain.
Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you  may  have a  capital  gain  or loss  when  you  sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund may be considered a non-taxable  return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance since inception.  Certain information  reflects financial results for a single Fund share.  The total  returns in the table  represent the rate that an investor  would have earned (or lost) on an  investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial statements, is included in the Statement of  Additional  Information,  which is available  on request.  Class B, Class C,
Class N and Class Y shares were not  offered  for sale during the periods  shown below.  Therefore,  information  on Class B, Class C, Class N and Class Y shares are not included in the following tables or in the Fund's financial statements.

------------------------

------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A     Year Ended
April
30
2003        2002 1
--------------------------------------------------------------------------------
Per Share Operating Data

Net asset value,
beginning of
period

$10.51        $10.00
--------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment
income
..31           .08
Net realized and
unrealized gain
(loss)
(.16)          .43

----------------------
Total from investment
operations

..15           .51
--------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment
income
(.18)           --
Distributions from net
realized
gain
(.14)           --

----------------------
Total dividends and/or
distributions to
shareholders
(.32)           --
--------------------------------------------------------------------------------
Net asset value, end of
period
 $10.34        $10.51

======================

--------------------------------------------------------------------------------
Total Return, at Net
Asset Value
2
1.58%         5.10%

--------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of
period (in
thousands)
$6,418        $6,120
--------------------------------------------------------------------------------
Average net assets (in
thousands)
$6,065        $5,662
--------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment
income
3.10%         5.26%
Expenses,
gross

2.34%         4.23%
Expenses,
net
2.09% 4,5     2.08% 6
---------------------------------------------------------------------------------------------
Portfolio turnover
rate
300%           75%

1. For the period from March 4, 2002  (commencement  of operations) to April 30,
2002.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional  shares on the  reinvestment  date,  and  redemption at the net asset value  calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not  reflect  the  deduction  of taxes that a shareholder  would pay on Fund  distributions  or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Net of voluntary waiver of distribution and service plan fees.

6. Net of reduction to custodian expenses,  voluntary  reimbursement of expenses and voluntary waiver of distribution and service plan fees.

INFORMATION AND SERVICES

For More Information on Oppenheimer Real Estate Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------

By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------

------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 890 Distributor, Inc.
The Fund's SEC File No.: 811-10589
PR0590.001.0803
Printed on recycled paper

                         Oppenheimer REAL ESTATE FUND
                   Supplement dated August 19, 2003 to the
          Statement of Additional Information dated August 19, 2003

The Statement of Additional Information is changed as follows:

1.    Class  B,  Class  C,  Class N and  Class  Y  shares  are  not  currently available for sale.

2.    The  minimum  initial  purchase  for Class A shares is  $25,000  and the minimum subsequent  investment is $5,000.  The minimum  subsequent  purchase amount by  AccountLink  is also $5,000.  The minimum  initial and subsequent purchase amounts for retirement accounts are $5,000.

3.    No  concessions  are paid to brokers and dealers for the sale of Class A shares.  The distributor currently retains the entire sales charge.

4.    No  Distribution  or Service  (12b-1) fee is currently paid on shares of the Fund.

5.    PhoneLink,  Internet access and automatic  purchase and withdrawal plans are not available.

August 19, 2003                                             PX0590.004

-----------------------------------------------------------------------------
Oppenheimer Real Estate Fund
-----------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated August 25, 2003

This Statement of Additional  Information  is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the  Prospectus  dated August 25, 2003.  It should be read  together  with the
Prospectus.  You can obtain the  Prospectus by writing to the Fund's  Transfer
Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver,  Colorado 80217,
or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                     Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.. 1

About Your Account

Financial Information About the Fund

 -----------------------------------------------------------------------------
 ABOUT THE FUND
 -----------------------------------------------------------------------------

    Additional Information About the Fund's Investment Policies and Risks

                                                                  The
investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's portfolio manager can select for the Fund.  Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  portfolio  manager,  who is employed by Cornerstone Real Estate  Advisers,  Inc. (the  "Sub-Advisor")  may
use in selecting  portfolio  securities  will vary over time.  The Fund is not required to use all of the  investment  techniques  and  strategies  described below at all  times  in  seeking  its  goal.  It may use  some of the  special investment  techniques  and  strategies  at  some  times  or not at  all.  The following investment policies are principal investment policies.

      |X| Real  Estate  Investment  Trusts.  REITs  are  sometimes  informally characterized  as EQUITY REITs,  MORTGAGE  REITs and HYBRID  REITs.  An EQUITY
REIT  invests  primarily in the fee  ownership or leasehold  ownership of land and buildings and derives its income  primarily from rental income.  An EQUITY
REIT may also  realize  capital  gains (or  losses)  by  selling  real  estate properties in its portfolio that have  appreciated (or  depreciated) in value.
A MORTGAGE  REIT invests  primarily  in  mortgages  on real estate,  which may
secure   construction,   development  or  long-term  loans.  A  MORTGAGE  REIT
generally  derives its income  primarily from interest  payments on the credit it has extended.  A HYBRID REIT combines the  characteristics  of EQUITY REITs and  MORTGAGE  REITs,  generally  by  holding  both  ownership  interests  and mortgage  interests in real estate. It is anticipated,  although not required, that under normal  circumstances a majority of the Fund's investments in REITs will consist of EQUITY REITs.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, although the Fund might have a high portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal  Revenue Code. The Fund's  portfolio  turnover for the fiscal year ended April 30, 2003 was 300%.  The  significant  increase from the 75% turnover  rate for the fiscal year ended April 30,  2002,  is due in part to the fact  that the first  fiscal  year  consisted  of less than two months, as the Fund's inception date was March 4, 2002.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies  at all  times,  and at  times  may not  use  them.  The  following investments and strategies are not principal investment policies.

      |_|  Convertible  Securities.  The value of a convertible  security is a function  of  its  "investment  value"  and  its  "conversion  value."  If the investment  value exceeds the conversion  value, the security will behave more like a debt  security  and the  security's  price will  likely  increase  when interest  rates fall and decrease when interest  rates rise. If the conversion value  exceeds the  investment  value,  the security  will behave more like an equity  security.  In that case,  it will  likely  sell at a premium  over its conversion value and its price will tend to fluctuate  directly with the price of the underlying security.

     While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security  has less impact on the  Manager's investment  decision  than in the  case of  non-convertible  debt  fixed  income securities.

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      |_|  Rights  and  Warrants.  The Fund may  invest up to 10% of its total assets in  warrants  or  rights.  That limit  does not apply to  warrants  and rights  the Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that the Fund  buys.  The Fund does not expect that its investments in warrants and rights will exceed 5% of its net assets.

      Warrants   basically  are  options  to  purchase  equity  securities  at specific  prices  valid for a  specific  period of time.  Their  prices do not necessarily move parallel to the prices of the underlying  securities.  Rights are  similar  to  warrants,  but  normally  have  a  short  duration  and  are distributed  directly by the issuer to its  shareholders.  Rights and warrants have no voting  rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

      |_|   Credit  Risk.  Credit risk relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due. In general, lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

     The   Fund's   debt   investments   can   include    investment-grade   and
non-investment-grade   bonds   (commonly   referred   to   as   "junk   bonds").
Investment-grade  bonds  are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc., at least "BBB" by Standard & Poor's Ratings Services or Duff
& Phelps, Inc., or have comparable ratings by another nationally  recognized statistical rating organization.

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If the  securities  are unrated, to be considered part of the Fund's holdings of  investment-grade  securities, they must be judged by the Manager to be of comparable  quality to bonds rated as investment grade by a rating organization.
      |_| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of fixed-income  securities  resulting from the inverse  relationship between price and yield.  For example,  an increase in general  interest rates
will  tend  to  reduce  the  market  value  of   already-issued   fixed-income
investments,  and a decline in general  interest  rates will tend to  increase their value. In addition,  debt securities with longer maturities,  which tend to have higher yields,  are subject to  potentially  greater  fluctuations  in
value  from  changes  in  interest   rates  than   obligations   with  shorter
maturities.

      Fluctuations  in the market value of fixed-income  securities  after the
Fund buys them will not affect the interest payable on those  securities,  nor the  cash  income  from  them.  However,  those  price  fluctuations  will  be reflected in the  valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |X|  Foreign  Securities.  The Fund can  purchase  securities  issued by foreign real estate companies.  "Foreign securities" include equity securities of  companies  organized  under the laws of  countries  other  than the United
States.  They may be traded on foreign securities  exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts are not considered  "foreign  securities" for the purpose of the Fund's investment allocations.  That is because they are not subject to many of the special  considerations and risks,  discussed below, that apply to foreign securities traded and held abroad.

      Sponsored  ADRs are  receipts  typically  issued by an American  bank or trust company that show evidence of underlying  securities issued by a foreign corporation.  On  the  other  hand,  the  issuers  of  unsponsored  Depository
Receipts are not  obligated  to disclose  material  information  in the United
States, and therefore,  there may be less information available regarding such issuers.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         Risks of Foreign  Investing.  Investments  in foreign  securities may
   offer  special   opportunities  for  investing  but  also  present  special
   additional  risks  and   considerations   not  typically   associated  with
   investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

         Special Risks of Emerging  Markets.  Emerging and developing  markets abroad may also offer special  opportunities  for growth investing but have greater  risks  than  more  developed  foreign  markets,  such as  those in
   Europe,  Canada,  Australia,  New Zealand and Japan. There may be even less liquidity in their  securities  markets,  and  settlements of purchases and sales of securities may be subject to additional  delays.  They are subject to greater risks of limitations on the  repatriation  of income and profits because  of  currency  restrictions  imposed  by local  governments.  Those countries  may  also be  subject  to the  risk  of  greater  political  and economic instability,  which can greatly affect the volatility of prices of securities in those countries.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times  while  the  repurchase  agreement  is  in  effect,  the  value  of  the collateral  must equal or exceed the repurchase  price to fully  collateralize the  repayment  obligation.  However,  if the  vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur  costs in  disposing  of the collateral and may  experience  losses if there is any delay in its ability to do so. The Manager will impose  creditworthiness  requirements to confirm that
the  vendor  is   financially   sound  and  will   continuously   monitor  the
collateral's value.
      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission,  the Fund,  along with other  affiliated  entities  managed by the
Manager,  may  transfer  uninvested  cash  balances  into  one or  more  joint repurchase  accounts.  These  balances are invested in one or more  repurchase agreements,  secured  by  U.S.  government  securities.  Securities  that  are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the  market  value  of the  collateral  be  sufficient  to cover  payments  of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its  holdings  of a  restricted  security  not  registered  under applicable  securities laws, the Fund may have to cause those securities to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

Investment  in Other  Investment  Companies.  The Fund can also  invest in the securities of other  investment  companies,  which can include open-end funds, closed-end funds and unit investment  trusts,  subject to the limits set forth in the Investment  Company Act that apply to those types of  investments.  For example,  the Fund can invest in  Exchange-Traded  Funds,  which are typically open-end funds or unit  investment  trusts,  listed on a stock  exchange.  The
Fund might do so as a way of gaining  exposure  to the  segments of the equity or fixed-income  markets represented by the Exchange-Traded  Funds' portfolio, at  times  when the Fund  may not be able to buy  those  portfolio  securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Sub-Advisor believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder in an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its
                                                    At  the  same  time,   the
Fund would bear its own management fees and other expenses.

      |X| Loans of Portfolio  Securities.  To raise cash for liquidity purposes, the Fund can lend its portfolio  securities to brokers,  dealers and other types of financial institutions approved by the Fund's Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's  total  assets.  The
Fund  currently  does not intend to engage in loans of  securities in the coming year,  but if it does so,  such  loans  will  likely not exceed 5% of the Fund's total assets.

      There are some  risks in  connection  with  securities  lending.  The Fund might  experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities if the borrower  defaults.  The
Fund must receive  collateral for a loan.  Under current  applicable  regulatory requirements  (which  are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must  obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,  the  Fund  receives  amounts  equal  to  the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the  borrower.  The Fund may also pay reasonable  finders,' custodian and administrative fees in connection with these loans.  The terms of the  Fund's  loans  must meet  applicable  tests  under the
Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X| Borrowing for Leverage.  The Fund has the ability to borrow from banks on an  unsecured  basis to invest the borrowed  funds in  portfolio  securities.
This  speculative  technique  is known as  "leverage."  The Fund may borrow only from banks and other affiliated investment  companies.  Under current regulatory requirements,  borrowings  can be made only to the extent  that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least
300% of all borrowings  (including the proposed borrowing).  If the value of the
Fund's assets fails to meet this 300% asset coverage requirement,  the Fund will reduce its bank debt within  three days to meet the  requirement.  To do so, the
Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  the  Fund's  net  asset  value  per  share  might fluctuate more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

      |X|  Non-Diversification  of  Investments.  The  Fund  is  operated  as  a
"non-diversified"  portfolio. As a non-diversified  investment company, the Fund may be subject  to  greater  risks  than a  diversified  company  because of the possible  fluctuation in the values of securities of fewer issuers.  However, at the close of each fiscal  quarter at least 50% of the value of the Fund's  total assets will be represented  by one or more of the  following:  (i) cash and cash items, including receivables;  (ii) U.S. government securities; (iii) securities of other regulated  investment  companies;  and (iv) securities (other than U.S.
government  securities and securities of other regulated  investment  companies)
of any one or more issuers  which meet the following  limitations:  (a) the Fund will not invest more than 5% of its total assets in the  securities  of any such issuer and (b) the entire  amount of the  securities of such issuer owned by the
Fund will not represent more than 10% of the  outstanding  voting  securities of such  issuer.  Additionally,  not more than 25% of the  value of a Fund's  total assets may be invested in the securities of any one issuer.

      |X|  Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments  to seek income for liquidity  needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this Statement of Additional  Information.  However,  the Fund does not
use,  and  does  not  currently   contemplate  using,   derivatives  or  hedging
instruments to a significant degree.

      Some  of  the  derivative  investments  the  Fund  can  use  include  debt exchangeable  for common stock of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer or it is  payable  in an amount  based on the price of the  issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because  the  price  of the  issuer's  common  stock  may  not be as high as the
Manager expected.

      |X| Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund  can use  hedging  instruments.  To  attempt  to protect against declines in the market value of the Fund's portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities which have appreciated,  or to facilitate selling  securities for investment  reasons, the Fund could:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's  income,  but the  portfolio  manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate that hedging  position.  The Fund  might  also use this type of hedge to  attempt  to protect  against the  possibility  that its  portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:

o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not  obligated to use hedging  instruments,  even though it is permitted to use them at the Sub-Advisor's  discretion,  as described below. The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in  the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below. The Fund may employ new hedging  instruments and strategies  when they are developed,  if those  investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

o     Futures. The Fund may buy and sell futures contracts that relate to (1)
   broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts") and (5) commodities.

      A  broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of  issuers in a  particular industry or group of industries.  A stock index assigns  relative  values to the common stocks included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold  directly.  Financial  futures  are similar  contracts  based on the future value of the basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         An  interest  rate  future  obligates  the seller to  deliver  (and the purchaser  to take)  cash or a  specified  type of debt  security  to settle the futures  transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock  future  obligates  the seller  to  deliver  (and the  purchaser  to take)  cash or a  specified  equity security to settle the futures  transaction.  Either party could also enter into an  offsetting  contract to close out the  position.  Single stock futures trade on a very limited  number of exchanges,  with  contracts  typically not fungible among the exchanges.

      The  Fund  can  invest  a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which   includes   cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial  metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum  and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within each group, as well as other types of commodities.

      No payment is paid or  received  by the Fund on the  purchase or sale of a future. Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited with the Fund's custodian bank in an account  registered in the futures broker's name.  However, the  futures  broker  can gain  access  to that  account  only  under  specified conditions.  As the future is marked to market (that is, its value on the Fund's books is  changed) to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the futures  broker daily.

      At any time  prior to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an opposite  position,  at which time a final determination  of variation  margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions (except forward contracts)
are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

o     Put and Call  Options.  The Fund  can buy and  sell  certain  kinds of put options  ("puts")  and  call  options  ("calls").  The  Fund can buy and sell exchange-traded and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options  and options on the other types of futures described above.

o     Writing  Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be  covered  by  identifying  liquid assets to enable the Fund to satisfy its  obligations  if the call is exercised.
Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security,  it receives  cash (a premium).
The  Fund  agrees  to  sell  the  underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.
That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash equal to the difference  between the closing price of the call and the exercise price, multiplied by a specified  multiple that  determines the total value of the call for each point of  difference.  If the value of the underlying  investment  does not rise above the call  price,  it is likely  that the call will lapse  without being exercised. In that case, the Fund would keep the cash premium.

      The  Fund's  custodian,   or  a  securities   depository  acting  for  the
custodian,  will act as the Fund's escrow agent,  through the  facilities of the
Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement  which will establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received  for the option,  plus the amount by which the  option is  exercisable  below the  market  price of the underlying  security  (that is,  the  option is "in the  money").  When the Fund writes  an  OTC  option,  it  will  treat  as  illiquid  (for  purposes  of  its restriction on holding illiquid  securities) the mark-to-market value of any OTC option it holds,  unless the option is  subject to a buy-back  agreement  by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund  may purchase a  corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction costs and the premium received on the call the
Fund  wrote is more or less  than the  price of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize a profit if the call  expires unexercised,  because  the Fund will  retain  the  underlying  security  and the premium it received  when it wrote the call.  Any such  profits  are  considered short-term  capital gains for federal  income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are  taxable as  ordinary income.  If the Fund cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

      The Fund may also write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is  written,  the  Fund  must  cover  the call by  identifying  an equivalent  dollar amount of liquid  assets.  The Fund will identify  additional liquid  assets if the value of the  identified  assets  drops  below 100% of the current value of the future. Because of this identification  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future require the Fund to deliver a futures contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing  Put  Options.  The Fund can sell put  options.  A put  option  on securities  gives  the  purchaser  the  right to  sell,  and the  writer  the obligation to buy, the  underlying  investment  at the exercise  price during the option  period.  The Fund will not write puts if, as a result,  more than
   25% of the Fund's net assets  would be  required  to be  identified  to cover such put options.

      If the Fund  writes a put,  the put must be covered by  identified  liquid assets.  The premium the Fund receives  from writing a put  represents a profit, as long as the price of the underlying  investment remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment from the buyer of the put at the  exercise  price,  even if the  value  of the  investment  falls  below  the exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund realizes  a gain  in the  amount  of the  premium  less  the  transaction  costs incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying  investment  at the  exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that case, the Fund may incur an unrealized loss immediately,  which would then be realized when the underlying  security is sold. That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its  obligation to pay for the  underlying  security the Fund will deposit in escrow liquid assets with a  value  equal  to or  greater  than  the  exercise  price  of  the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's  obligation as the put writer  continues,  it may be assigned  an  exercise  notice by the  broker-dealer  through  which the put was sold.  That notice  will  require  the Fund to take  delivery of the  underlying security  and pay the exercise  price.  The Fund has no control over when it may be required to purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its obligation as the writer of the put. That  obligation  terminates  upon  expiration of the put. It may also terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by  purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security  and use the  proceeds  from the sale for other  investments.  The Fund will realize a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

o     Purchasing  Calls and Puts.  The Fund can  purchase  calls on  securities, broadly-based  securities indices,  foreign currencies and futures. It may do so to protect  against the  possibility  that the Fund's  portfolio  will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will become  worthless  at its  expiration  date.  In that case the Fund will have  paid the  premium  but  lost  the  right  to  purchase  the  underlying investment.

      The Fund can buy puts on  securities,  broadly-based  securities  indices, foreign  currencies  and  futures,  whether  or  not  it  holds  the  underlying investment in its  portfolio.  When the Fund  purchases a put, it pays a premium and,  except  as to puts  on  indices,  has the  right  to sell  the  underlying investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the
Fund owns  enables the Fund to attempt to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise price by selling the underlying  investment at the exercise price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the  exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its expiration date. In that case the
Fund  will  have  paid the  premium  but lost the  right to sell the  underlying investment.  However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

                                                                  Buying a put
on an investment the Fund does not own (such as an index or future) permits the
Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an index or  future,  it pays a premium,  but  settlement  is in cash rather than by delivery of the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index  in question  (and  thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the  purchase,  the value of all call and put  options  held by the Fund  will not  exceed  5% of the  Fund's total assets.

o     Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy and
   sell calls and puts on foreign  currencies.  They include puts and calls that trade on a  securities  or  commodities  exchange or in the  over-the-counter markets or are quoted by major recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against  declines  in the dollar  value of foreign  securities  and  increases  in the  dollar  cost of foreign securities the Fund wants to acquire.

      If the  Sub-Advisor  anticipates  a rise in the dollar  value of a foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls or writing puts on that  foreign  currency.  If the  Sub-Advisor  anticipates  a decline  in the dollar  value  of a  foreign  currency,  the  decline  in the  dollar  value  of portfolio  securities  denominated in that currency might be partially offset by writing  calls  or  purchasing  puts  on that  foreign  currency.  However,  the currency rates could  fluctuate in a direction  adverse to the Fund's  position.
The Fund will then have incurred option premium  payments and transaction  costs without a corresponding benefit.

      A call the Fund  writes on a foreign  currency  is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  held in an identified  account by its custodian  bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide a hedge against a decline in the U.S.  dollar value of a security which the Fund owns or has the right to acquire and which is  denominated  in the  currency  underlying the option.  That  decline  might be one that occurs due to an expected  adverse change in the exchange rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers the  option by  maintaining  cash,  U.S.
government  securities or other liquid,  high grade debt securities in an amount equal to the exercise  price of the option,  in an  identified  account with the
Fund's custodian bank.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires  special  skills and  knowledge of  investment  techniques  that are different  than what is  required  for normal  portfolio  management.  If the
   Sub-Advisor  uses a hedging  instrument  at the wrong  time or judges  market conditions incorrectly,  hedging strategies may reduce the Fund's return. The
   Fund could also  experience  losses if the prices of its  futures and options positions were not correlated with its other investments.

      The Fund's option activities might affect its portfolio  turnover rate and brokerage  commissions.  The  exercise of calls  written by the Fund might cause the Fund to sell related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each time it buys a call or put,  sells  a call  or  put,  or buys or  sells  an  underlying  investment  in connection  with  the  exercise  of a call or put.  Those  commissions  could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The  leverage  offered by trading in options  could  result in the Fund's net asset  value  being more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to  realize  any  additional  appreciation  in excess of the covered call price if the  investment has increased in value above the call price.

      An  option  position  may be  closed  out only on a market  that  provides secondary  trading for  options of the same  series,  and there is no  assurance that a liquid  secondary market will exist for any particular  option.  The Fund might  experience  losses if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities.  The risk is that the prices of the  futures  or the  applicable  index  will  correlate  imperfectly  with  the behavior  of the cash  prices  of the  Fund's  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge, the market may advance and the value of the securities held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would  lose  money on the  hedging instruments  and  also  experience  a  decline  in the  value  of its  portfolio securities.  However,  while  this could  occur for a very brief  period or to a very small degree, over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To  compensate  for the imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund might use hedging  instruments in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might do so if the  historical  volatility  of the  prices of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the  point of view of  speculators,  the  deposit  requirements  in the  futures market are less  onerous than margin  requirements  in the  securities  markets.
Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase of  individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest in securities  because of concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.
o     Forward  Contracts.   Forward  contracts  are  foreign  currency  exchange
   contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security  denominated in a foreign currency that the Fund has bought or sold, or to protect against  possible losses from changes in the relative values of the U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure  in foreign currency exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency or a  closely-correlated currency.  The  Fund  may  also use  "cross-hedging"  where  the Fund  hedges against changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase, and another party agrees to sell,  a  specific  currency  at a future  date.  That date may be any fixed number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the contract is entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates. The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund owns or intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce the risk of loss from a decline in the value of the hedged currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign  currency,  or when it anticipates  receiving dividend payments in a foreign currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar  equivalent of the dividend payments.  To do so,  the Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange rates  during the period  between the date on which the security is purchased or sold or on which the  payment is  declared,  and the date on which the  payments are made or received.

      The Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position hedge." When the Fund believes that foreign  currency might suffer a substantial  decline  against the
U.S.  dollar,  it could enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the Fund's portfolio securities  denominated  in that foreign  currency.  When the Fund believes that the U.S. dollar might suffer a substantial  decline against a foreign  currency, it could enter into a forward  contract to buy that foreign currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar  amount if the Fund believes that the U.S. dollar value of the foreign  currency to be sold pursuant to its  forward  contract  will fall  whenever  there is a  decline  in the U.S.
dollar  value of the  currency  in which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions in these cases by  identifying to its custodian  bank assets  having a value equal to the aggregate  amount of the
Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts if the  consummation  of the contracts  would obligate the Fund to deliver an amount of foreign  currency in  excess of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the subject of the hedge.
      However,  to avoid excess transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in excess of the value of the
Fund's portfolio  securities or other assets  denominated in foreign  currencies if the  excess  amount is  "covered"  by liquid  securities  denominated  in any currency.  The cover  must be at least  equal at all times to the amount of that excess.  As one alternative,  the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign  currency  being hedged by a forward sale contract  at a price no higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence  of  market  movements  between  the date the  forward  contract  is entered  into and the date it is  sold.  In some  cases  the  Sub-Advisor  might decide to sell the security and deliver foreign  currency to settle the original purchase  obligation.  If the  market  value of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to deliver,  the Fund might have to  purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to  settle  the  security  trade.  If the  market  value of the  security instead exceeds the amount of foreign  currency the Fund is obligated to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign  currency  received  upon  the  sale  of the  security.  There  will  be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward contracts  in this  manner  might  reduce  the Fund's  performance  if there are unanticipated  changes in currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might  sell a  portfolio  security  and use the sale proceeds to make delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to deliver  the currency by  purchasing  a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a  second contract  entitling  it to sell the same  amount  of the  same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of  entering  into  such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution dates of the first contract and offsetting contract.

      The  costs  to the Fund of  engaging  in  forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the counterparty  under each forward contract.

      Although  the Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S. dollars on a daily basis.  The Fund may convert foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but  they do seek to  realize  a  profit  based  on the  difference between  the  prices at which  they buy and sell  various  currencies.  Thus,  a dealer  might offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange if the Fund  desires to resell that  currency to the dealer.

o     Interest  Rate Swap  Transactions.  The Fund can enter into  interest rate swap  agreements.  In an  interest  rate  swap,  the Fund and  another  party exchange  their  right to receive or their  obligation  to pay  interest on a security.  For example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps only on securities  that it owns.  The Fund will not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify on its books liquid  assets  (such as cash or U.S.  government  securities)  to cover  any amounts it could owe under  swaps that  exceed the  amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest  rates in the future,  the payments made by the Fund under a swap  agreement  will be greater  than the  payments it received.  Credit risk arises from the possibility  that the  counterparty  will default. If the counterparty  defaults,  the Fund's loss will consist of the net amount of  contractual  interest  payments  that the Fund has not yet  received.
The  Sub-Advisor  will monitor the  creditworthiness  of  counterparties  to the
Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter  into swap  transactions  with  certain  counterparties pursuant to master  netting  agreements.  A master  netting  agreement  provides that all swaps done between the Fund and that counterparty  shall be regarded as parts of an integral  agreement.  If amounts are payable on a particular date in the same  currency  in  respect  of one or more swap  transactions,  the  amount payable on that date in that  currency  shall be the net  amount.  In  addition, the master netting  agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  can  terminate  all of the  swaps  with that party.  Under  these  agreements,  if a default  results in a loss to one party, the measure of that party's  damages is  calculated  by reference to the average cost of a replacement  swap for each swap. It is measured by the  mark-to-market value at the time of the  termination  of each swap. The gains and losses on all swaps are then  netted,  and the  result is the  counterparty's  gain or loss on termination.  The  termination  of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

o     Regulatory Aspects of Hedging Instruments.  When using futures and options on futures,  the Fund is required to operate  within  certain  guidelines and restrictions  with  respect  to the  use of  futures  as  established  by the
   Commodities Futures Trading Commission (the "CFTC"). In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity  pool operator"
   if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC.
   The Rule does not limit the  percentage of the Fund's assets that may be used for  futures  margin and related  options  premiums  for a bona fide  hedging position.  However, under the Rule, the Fund must limit its aggregate initial futures  margin  and  related  options  premiums  to not more  than 5% of the
   Fund's net assets for hedging  strategies  that are not considered  bona fide hedging  strategies  under the Rule.  Under the Rule,  the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes within the meaning and intent of the  applicable  provisions of the Commodity
   Exchange Act.

      Transactions   in  options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose position limits on Futures  transactions.  An exchange  may order the  liquidation  of positions found  to be  in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under  interpretations  of staff  members of the  Securities  and Exchange
Commission regarding  applicable  provisions of the Investment Company Act, when the Fund  purchases  a  future,  it must  maintain  cash or  readily  marketable short-term  debt  instruments  in an amount equal to the  purchase  price of the future,  less the  margin  deposit  applicable  to it.  The  account  must be an identified  account or accounts held by the Fund's custodian bank. The Fund will maintain other identified accounts in appropriate cases.

o     Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency exchange  contracts in which the Fund may invest are treated as "Section 1256 contracts"  under the  Internal  Revenue  Code.  In general,  gains or losses relating to Section 1256  contracts  are  characterized  as 60% long-term and
   40%  short-term  capital  gains or losses  under the Code.  However,  foreign currency  gains or  losses  arising  from  Section  1256  contracts  that are forward  contracts  generally  are  treated as  ordinary  income or loss.  In addition,  Section 1256 contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These contracts also may be marked-to-market  for purposes of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules prescribed  pursuant to the
   Internal  Revenue  Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the character and timing of gains (or losses)  recognized  by the Fund on straddle  positions.
Generally,  a loss  sustained  on the  disposition  of a  position  making  up a straddle is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the straddle.  Disallowed  loss is generally  allowed  at the  point  where  there is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:

      (1) gains or losses  attributable  to  fluctuations in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually  collects such  receivables or pays such liabilities, and
      (2) gains  or  losses  attributable  to  fluctuations  in the  value  of a foreign  currency  between the date of  acquisition of a debt security
          denominated  in  a  foreign   currency  or  foreign  currency  forward
          contracts and the date of disposition.

      Currency  gains and losses are offset  against  market gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Fund's  investment  company  income  available  for  distribution  to its shareholders.

o     Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
   Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex.
   Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending is being accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund  Borrowing.  The Fund  will not  borrow  from  affiliated  funds unless the terms of the borrowing  arrangement  are at least as favorable as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure that the  Fund  will not be  disadvantaged  by  borrowing  from an  affiliated  fund, certain safeguards are being  implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from  affiliated  funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing from  affiliated  funds must be consistent  with its investment objective and investment policies;
o     the loan rates will be the average of the overnight  repurchase  agreement rate  available  through the  OppenheimerFunds  joint  repurchase
               agreement  account  and  a   pre-established   formula  based  on
               quotations  from  independent  banks to  approximate  the  lowest interest  rate at which  bank  loans  would be  available  to the
               Fund;
o     if the Fund has  outstanding  borrowings from all sources greater than 10%
               of its total  assets,  then the Fund must secure each  additional outstanding  interfund loan by  identifying  liquid assets of the
               Fund as collateral;
o     the Fund cannot  borrow from an  affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees  will be provided  with a report of all  interfund  loans and the Trustees will monitor all such  borrowings to ensure that the
               Fund's participation is appropriate.

      There is a risk that a  borrowing  fund  could  have a loan  called on one days' notice.  In that  circumstance,  the Fund might have to borrow from a bank at a higher  interest  cost if money to lend  were not  available  from  another
Oppenheimer fund.

o     Interfund  Lending.  To ensure that the Fund will not be  disadvantaged by making loans to affiliated  funds,  certain  safeguards  are being  implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated  funds unless the interest rate
               on  such  loan  is  determined   to  be   reasonable   under  the
               circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund  loan to any one  affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager  will  provide the  Trustees  reports on all  interfund  loans demonstrating  that the Fund's  participation  is appropriate and that the loan is consistent  with its  investment  objectives and policies.

      When the  Fund  lends  assets  to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X| Temporary  Defensive and Interim  Investments.  When market conditions are unstable,  or the Sub-Advisor believes it is otherwise appropriate to reduce holdings  in stocks,  the Fund can invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase these  securities for liquidity purposes to meet cash needs due to the  redemption  of Fund  shares,  or to hold while  waiting  to  reinvest  cash  received  from the  sale of other  portfolio securities. The Fund can buy:

o     high-quality    (rated   in   the   top   two   rating    categories    of
      nationally-recognized  rating  organizations  or deemed by the Sub-Advisor to  be  of  comparable  quality),  short-term  money  market  instruments, including  those  issued  by  the  U.  S.  Treasury  or  other  government agencies,
o     commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
o     certificates  of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      These  short-term debt securities  would be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to  significant  fluctuations  in  principal  value and their value  will  be less  subject  to  interest  rate  risk  than  longer-term  debt securities.  If  securities of foreign  companies are selected,  the issuer must have assets of at least (U.S.) $1 billion.

Other Investment Restrictions

      |X|  What Are  "Fundamental  Policies"?  Fundamental  policies  are  those policies  that  the Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

o     67%  or  more  of  the  shares  present  or  represented  by  proxy  at  a
         shareholder   meeting,   if  the  holders  of  more  than  50%  of  the
         outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  is
"fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate. The Fund's principal policies are described in the Prospectus.

      |X| Does the Fund Have  Additional  Fundamental  Policies?  The  following investment  restrictions are fundamental policies of the Fund as contemplated by the Investment  Company Act. The  limitations  of the following  policies may be changed to the extent that the corresponding  policies of the Act are changed by amendment, exemptive or interpretive relief.

o     The Fund cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be invested in  securities  of that  issuer  or if it would  then own more  than 10% of that  issuer's voting securities.  That restriction applies to 50% of the Fund's total assets.  The  limit  does not  apply to  securities  issued by the U.S.
         government  or any of its agencies or  instrumentalities  or securities of other investment companies.
o     The Fund  cannot  make loans  except as  permitted  by the Act.  Permitted loans  under the Act include  (a) the  lending of  securities,  (b) the purchase of debt instruments or similar evidences of indebtedness,  (c)
         an interfund  lending  program (if  applicable)  with other  affiliated funds,  provided  that no such loan may be made if,  as a  result,  the aggregate  of such loans would exceed 33 1/3% of the value of its total assets  (taken  at  market  value at the time of such  loans),  and (d)
         through repurchase agreements.
o     The Fund cannot borrow  except as permitted by the Act.  Currently the Act permits loans only from banks and/or  affiliated  investment  companies and  only  to the  extent  that  the  value  of  its  assets  less  its liabilities  other  than  borrowing  is equal  to at least  300% of all borrowings (including the proposed borrowing.)
o     The Fund cannot  concentrate  its  investments to the extent of 25% of its total assets in any  industry.  However,  there is no limitation as to the
      Fund's investments in the real estate industry in general.
o     The Fund cannot invest in other investment  companies except to the extent permitted  by the Act.  The Fund would be  permitted  under this policy to invest its assets in the  securities  of one or more  open-end  management investment  company  for which the  Manager,  one of its  affiliates  or a successor is the  investment  advisor or  sub-advisor.  That fund or funds
      must  have  substantially  the  same  fundamental   investment  objective,
      policies and  limitations  as the Fund.  This policy also would permit the
      Fund to adopt a "master-feeder"  structure. Under that structure, the Fund would be a  "feeder"  fund and would  invest all of its assets in a single pooled  "master fund" in which other feeder funds could also invest.  This could enable the Fund to take advantage of potential  operational and cost efficiencies in the master-feeder structure.
         The  Fund  has no  present  intention  of  adopting  the  master-feeder structure.  If  it  did  so,  the  Prospectus  and  this  Statement  of
         Additional Information would be revised accordingly.
o     The Fund  cannot  underwrite  securities  of  other  companies  except  as permitted by the Act. A permitted  exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.
o     The Fund cannot  invest in real  estate or in  interests  in real  estate.
         Securities   issued  by  companies  which  invest  in  real  estate  or interests  therein,  or securities  directly or  indirectly  secured by real estate or interests  therein are not  considered to be investments in real estate.
o     The Fund cannot  issue  "senior  securities,"  except as  permitted by the
         Act. That  restriction  does not prohibit the Fund from borrowing money subject to the  provisions  set forth in this  Statement of  Additional
         Information,  or  from  entering  into  margin,  collateral  or  escrow arrangements permitted by its other investment policies.

Non-Fundamental Policies

      Unless the Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing basis,  it applies only at the time the  Fund  makes an  investment  with the  exception  of the  borrowing policy.  The Fund need not sell securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

      For  purposes  of the Fund's  policy not to  concentrate  its  investments except in the real estate industry as described  above, the Fund has adopted the
industry   classifications  set  forth  in  Appendix  A  to  this  Statement  of
Additional  Information.  The industry  classifications may be changed from time to time by the Fund.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  non-diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was organized as a Massachusetts  business trust on November
27, 2001.

      |X|   Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create  new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or  classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a
greater  or  lesser  number  of  shares  without   changing  the   proportionate
beneficial   interest  of  a  shareholder  in  the  Fund.  Shares  do  not  have cumulative  voting rights or preemptive or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may elect to purchase Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on  matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares  voting  proportionally  on matters  submitted  to  the  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

      |X| Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the
Fund is not  required  to  hold,  and does  not  plan to  hold,  regular  annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other  applicable  law. It will also do so when a shareholder  meeting is called by the  Trustees  or upon  proper  request of the shareholders.

      Shareholders  have the right,  upon the  declaration in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a  Trustee.  The
Trustees  will  call a  meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of  its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares,  whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|   Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its  obligations.  The  Declaration  of Trust also states that upon request, the Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any  judgment  on that claim.  Massachusetts  law permits a  shareholder  of a business  trust (such as
the  Fund)  to  be  held   personally   liable  as  a  "partner"  under  certain
circumstances.  However,  the risk that a Fund  shareholder will incur financial loss  from  being  held  liable as a  "partner"  of the Fund is  limited  to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The Fund's  contractual  arrangements state that any person doing business with the Fund (and each  shareholder  of the Fund) agrees under its  Declaration of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings  with the Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     |X| Board of Trustees and Oversight  Committees.  The Fund is governed by a
Board  of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders under Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its performance,  and review the actions of the Manager and Sub-Advisor.  Although the Fund will not normally hold annual meetings of its shareholders,  it may hold shareholder meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting  to remove a Trustee  or to take other  action  described  in the Fund's
Declaration of Trust.

      The  Trustees  have  appointed  an Audit  Committee,  comprised  of Ronald
Abdow,  Joseph Wikler  (Chairman)  and Peter Wold,  all of whom are  independent
Trustees.  The Audit  Committee  met 4 times  during the fiscal year ended April
30,  2003.  The  Board  of  Trustees  does  not have a  standing  nominating  or

                       ----------------------------------------------------------

compensation committee.

      The Audit  Committee  furnishes the Board with  recommendations  regarding the  selection  of  the  independent  auditor.  Other  functions  of  the  Audit
Committee  include:  (i) reviewing the scope and results of audits and the audit fees  charged;  (ii)  reviewing  reports  from the  Fund's  independent  auditor regarding  the  adequacy  of  the  Fund's  internal  accounting  procedures  and controls;  and (iii)  establishing a separate line of communication  between the
Fund's  independent  auditors and its Trustees,  among other duties as set forth in the committee's chart.

Based on the Audit  Committee's  recommendation,  the Board of  Trustees  of the
Fund,  including a majority of the independent  Trustees,  at a meeting held May
21, 2003,  selected Ernst &  Young LLP ("Ernst &  Young") as auditors of the Fund.  Ernst & Young also serves as auditors for certain other funds for which the Manager acts as investment advisor.

     It is  anticipated  that Ernst &  Young will perform audit services for the Fund including the audit of the Fund's financial  statements,  review of the
Fund's annual  report and  registration  statement  amendment,  consultation  on financial  accounting  and  reporting  matters,  and meetings  with the Board of
Trustees.

     |X| Trustees and Officers of the Fund. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees  except  Messrs.  Murphy and Walcott are independent trustees, as defined in the Investment Company Act. Mr. Murphy is an
"interested trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Walcott is an "interested  trustee" by virtue of his former position as an officer of the Manager's parent company. All information is as of
December 31, 2002. All of the Trustees are Trustees or Managers of the following
Oppenheimer funds (referred to as "Board IV Funds"):

                    OFI Tremont Core Diversified Hedge Fund

                       ----------------------------------------------------------

                     OFI Tremont Market Neutral Hedge Fund
                        Oppenheimer Multi Cap Value Fund
                          Oppenheimer Real Estate Fund
                       Oppenheimer Total Return Bond Fund
                  Oppenheimer Tremont Market Neutral Fund LLC
                    Oppenheimer Tremont Opportunity Fund LLC

      Messrs.  Masterson,  Murphy,  Westphal,  Wixted,  Vottiero  and Zack and
Mses.  Bechtolt,  Feld,  Ives and Lee,  are  officers of the Fund and with the exception  of Ms. Lee and Mr.  Westphal,  hold the same  position at the other
Oppenheimer  funds.  Ms.  Lee  is an  officer  of  certain  other  Oppenheimer
Funds.  As of July 29,  2003,  the  Trustees and the officers of the Fund as a group owned an aggregate  total of more than 1% of the  outstanding  shares of the  Fund.  Peter I.  Wold  owned  20,549.030  shares,  Eustis  Walcott  owned
960.511  shares,  and Joseph M. Wikler owned 2,426.308  shares.  The foregoing statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares beneficially  owned under the plan by the  officers of the Fund listed  above.
In addition,  each  Independent  Trustee,  and his family members,  do not own securities of either the Manager or  Distributor  of the Board IV Funds or any
person  directly or  indirectly  controlling,  controlled  by or under  common control with the Manager or Distributor.

      The address of each Trustee and  Interested  Trustee in the charts below is 6803 S. Tucson Way, Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                                Independent Trustees

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald J. Abdow,       Overi$100,000nce 1959) of Abdow Corporation (operator of  $0
Trustee since 2002,    restaurants); Trustee of the foll
Age: 71                businesses (owners and operators owing real e
                       Realty Co. Trust (since 1978), G&of restauranstate
                       Abdow Partnership (since 1975), AR Trust (sints): G&R
                       1983); Hazard Associates (since 1uburn Associce 1973),
                       1996) of  Western Mass Developmen985); Chairmates (since
                       development); Chairman of Americat Corp. (nonan (since
                       (non-profit college); Trustee (sin Internatio-profit
                       Investment Fund and Trustee (sincnce 1993) ofnal College
                       Institutional Funds (MMIF) (open-e 1994) of M MML Series
                       companies). Oversees 7 portfoliosend investmeassMutual
                       OppenheimerFunds complex.         in the     nt

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler,      $10,001-$50,000s an investment consultant; a director     $10,001-$50,000
Trustee since 2002,    (since 1996) of Lakes Environmental Association, and
Age: 62                Medintec (since 1992) and Cathco (since 1995) (medical
                       device companies); and a member of the investment
                       committee of the Associated Jewish Charities of
                       Baltimore (since 1994); formerly a director of
                       Fortis/Hartford mutual funds (1994 - December 2001).
                       Oversees 7 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold,      President of Wold Properties, Inc. (an    Over       Over
Trustee since       oil and gas exploration and production    $100,000   $100,000
2002,               company); Vice President, Secretary and
Age: 55             Treasurer of Wold Trona Company, Inc.
                    (soda ash processing and production);
                    Vice President of Wold Talc Company,
                    Inc. (talc mining); Managing Member,
                    Hole-in-the-Wall Ranch (cattle
                    ranching); formerly Director and
                    Chairman of the Board, Denver Branch of
                    the Federal Reserve Bank of Kansas City
                    (1993-1999) and Director of PacifiCorp.
                    (1995 - 1999), an electric utility.
                    Oversees 7 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

                                 Interested Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,            Principal Occupation(s) During Past 5  Dollar      Aggregate
Position(s)      Yea                                                Dollar
Held with Fund,  Oth                                                Range Of
Length of        by rs;                                             Shares
Service,         Numer Trusteeships/Directorships Held        of    Beneficially
Age              CurTrustee;                                        Owned in
                    ber of Portfolios in Fund Complex   Range ciallyAny of the
                    rently Overseen by Trustee          Sharesin    Oppenheimer
                                                        Benefind    Funds
                                                        Owned       Overseen by
                                                        the Fu      Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Eustis Walcott,     Principal with Ardsley Associates (since  $1,000-$10,$10,001-$50,000
Trustee since       2000) (consulting firm); formerly Senior
2002,               Vice President, MassMutual Financial
Age: 65             Group (May 1990 - July 2000). Trustee
                    (since 2000) of Cornerstone Real Estate
                    Advisors and MML Investors Services,
                    Trustee of OFI Trust Company (since
                    2001) and of the American International
                    College (since 1995). Oversees 7
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue,  New
York,  NY  10018.  Mr.  Murphy  serves  for  an  indefinite  term,  until  his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                    Range of  any of the
Position(s) Held     Other Trusteeships/Directorships Held by  Shares    Oppenheimer
with Fund,           Trustee;                                  BeneficialFunds
Length of Service;   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Trustee             the Fund  by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and     $0        $0
President, Trustee   director (since June 2001) and President
and Chairman of the  (since September 2000) of the Manager;
Board,               President and a director or trustee of
Trustee since 2002   other Oppenheimer funds; President and a
Age: 53              director (since July 2001) of
                     Oppenheimer Acquisition Corp. (the
                     Manager's parent holding company) and of
                     Oppenheimer Partnership Holdings, Inc.
                     (a holding company subsidiary of the
                     Manager); a director (since November
                     2001) of OppenheimerFunds Distributor,
                     Inc. (a subsidiary of the Manager);
                     Chairman and a director (since July
                     2001) of Shareholder Services, Inc. and
                     of Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager); President and a director
                     (since July 2001) of OppenheimerFunds
                     Legacy Program (a charitable trust
                     program established by the Manager); a
                     director of the investment advisory
                     subsidiaries of the Manager: OFI
                     Institutional Asset Management, Inc. and
                     Centennial Asset Management Corporation
                     (since November 2001), HarbourView Asset
                     Management Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 1, 2001) and a
                     director (since July 2001) of
                     Oppenheimer Real Asset Management, Inc.;
                     a director (since November 2001) of
                     Trinity Investment Management Corp. and
                     Tremont Advisers, Inc. (Investment
                     advisory affiliates of the Manager);
                     Executive Vice President (since February
                     1997) of Massachusetts Mutual Life
                     Insurance Company (the Manager's parent
                     company); a director (since June 1995)
                     of DLB Acquisition Corporation (a
                     holding company that owns the shares of
                     David L. Babson & Company, Inc.);
                     formerly, Chief Operating Officer
                     (September 2000-June 2001) of the
                     Manager; President and trustee (November
                     1999-November 2001) of MML Series
                     Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a
                     wholly-owned subsidiary of Emerald Isle
                     Bancorp). Oversees 74 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the  Officers  in the chart below is as follows:  for Mr.
Zack and Mses.  Lee and Feld,  498 Seventh  Avenue,  New York,  NY 10018,  for
Messrs.  Masterson,  Vottiero and Wixted and Mses.  Bechtolt and Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott C. Westphal, Portfolio   Mr. Westphal is the Managing Director (since August
Manager                        1999) of Cornerstone's Real Estate Securities
Age: 47                        Investment Management unit.   Prior to joining
                               Cornerstone in 1999, Mr. Westphal served as
                               Executive Vice President (from 1998-1999) and
                               Portfolio Manager (from July 1998-1999) for JLW
                               Capital Management, a wholly owned subsidiary of
                               Jones Lang LaSalle.  Previously, Mr. Westphal served
                               as Senior Vice President (from May 1994-1998) for
                               Cohen & Steers Capital Management, where he served
                               as a member of the Investment Committee.  Prior to
                               his position at Cohen & Steers, Mr. Westphal was a
                               portfolio manager (from April 1988-1994) for the IBM
                               Retirement Fund's $2.5 billion real estate
                               portfolio.  Mr. Westphal is a Chartered Financial
                               Analyst and a Certified Public Accountant.  Mr.
                               Westphal is a member of the Association of
                               Investment Management and Research, American
                               Institute of Certified Public Accountants, New York
                               Society of Securities Analysts and the National
                               Association of Real Estate Investment Trusts.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,               Senior Vice President and Treasurer (since March
Treasurer, Principal           1999) of the Manager; Treasurer (since March 1999)
Financial and Accounting       of HarbourView Asset Management Corporation,
Officer since 2002             Shareholder Services, Inc., Oppenheimer Real Asset
Age: 43                        Management Corporation, Shareholder Financial
                               Services, Inc., Oppenheimer Partnership Holdings,
                               Inc., OFI Private Investments, Inc. (since March
                               2000), OppenheimerFunds International Ltd. and
                               Oppenheimer Millennium Funds plc (since May 2000)
                               and OFI Institutional Asset Management, Inc. (since
                               November 2000); Treasurer and Chief Financial
                               Officer (since May 2000) of Oppenheimer Trust
                               Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of
                               Oppenheimer Acquisition Corp. and OppenheimerFunds
                               Legacy Program (since April 2000); formerly
                               Principal and Chief Operating Officer (March
                               1995-March 1999) of Bankers Trust Company-Mutual
                               Fund Services Division. An officer of 90 portfolios
                               in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,               Assistant Vice President of the Manager (since
Assistant Treasurer since 2002 September 1998); formerly Manager/Fund Accounting
Age: 40                        (September 1994-September 1998) of the Manager. An
                               officer of 90 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,               Vice President/Fund Accounting of the Manager (since
Assistant Treasurer since 2002 March 2002; formerly Vice President/Corporate
Age: 40                        Accounting of the Manager (July 1999-March 2002)
                               prior to which he was Chief Financial Officer at
                               Sovlink Corporation (April 1996-June 1999). An
                               officer of 90 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                Senior Vice President (since May 1985) and General
Secretary since 2002           Counsel (since February 2002) of the Manager;
Age: 55                        General Counsel and a director (since November 2001)
                               of OppenheimerFunds Distributor, Inc.; Senior Vice
                               President and General Counsel (since November 2001)
                               of HarbourView Asset Management Corporation; Vice
                               President and a director (since November 2000) of
                               Oppenheimer Partnership Holdings, Inc.; Senior Vice
                               President, General Counsel and a director (since
                               November 2001) of Shareholder Services, Inc.,
                               Shareholder Financial Services, Inc., OFI Private
                               Investments, Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.; General
                               Counsel (since November 2001) of Centennial Asset
                               Management Corporation; a director (since November
                               2001) of Oppenheimer Real Asset Management, Inc.;
                               Assistant Secretary and a director (since November
                               2001) of OppenheimerFunds International Ltd.; Vice
                               President (since November 2001) of OppenheimerFunds
                               Legacy Program; Secretary (since November 2001) of
                               Oppenheimer Acquisition Corp.; formerly Acting
                               General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of Shareholder
                               Services, Inc. (May 1985-November 2001), Shareholder
                               Financial Services, Inc. (November 1989-November
                               2001); OppenheimerFunds International Ltd. And
                               Oppenheimer Millennium Funds plc (October
                               1997-November 2001). An officer of 90 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,             Vice President and Senior Counsel (since July 1999)
Assistant Secretary since 2002 of the Manager; Vice President (since June 1990) of
Age: 45                        OppenheimerFunds Distributor, Inc.; Director, Vice
                               President and Assistant Secretary (since June 1999)
                               of Centennial Asset Management Corporation; Vice
                               President (since 1997) of Oppenheimer Real Asset
                               Management, Inc.; formerly Vice President and
                               Associate Counsel of the Manager (June 1990-July
                               1999). An officer of 90 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Counsel (since June
Assistant Secretary since 2002 1998) of the Manager; Vice President (since 1999) of
Age: 37                        OppenheimerFunds Distributor, Inc.; Vice President
                               and Assistant Secretary (since 1999) of Shareholder
                               Services, Inc.; Assistant Secretary (since December
                               2001) of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.; formerly
                               Assistant Vice President and Assistant Counsel of
                               the Manager (August 1997-June 1998); Assistant
                               Counsel of the Manager (August 1994-August 1997). An
                               officer of 90 portfolios in the OppenheimerFunds
                               complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Vice President and Assistant Counsel of
Assistant Secretary since 2002 the Manager (since December 2000); formerly an
Age: 33                        attorney and Assistant Secretary of Van Eck Global
                               (until December 2000). An officer of 7 portfolios in
                               the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,           Vice President and Assistant Counsel of the Manager
Assistant Secretary since 2002 (since July 1998); formerly, an associate with
Age: 39                        Davis, Graham, & Stubbs LLP (January 1997-June
                               1998). An officer of 90 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------

    |X|      Remuneration  of  Trustees.  The  officers  of the  Fund  and one
Trustee of the Fund (Mr.  Murphy) are affiliated  with the Manager and receive no  salary  or fee from the  Fund.  The  Trustees  of the  Fund  received  the compensation  shown below from the Fund with respect to the Fund's fiscal year ended April 30, 2003.  The  compensation  from all three of the Board IV Funds
(including  the  Fund)  represents  compensation  received  for  serving  as a trustee,  manager or member of a committee  (if  applicable)  of the boards of those funds during the calendar year ended December 31, 2002.

-----------------------------------------------------------------------------------

Trustee Name and Other           Aggregate       Total Compensation From Fund and
Fund Position(s) (as           Compensation       Fund Complex Paid to Trustees
applicable)                     from Fund1                  (3 funds)2

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Ronald J. Abdow                   $4,803                     $66,0003
Audit Committee Member

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Eustis Walcott                    $4,803                     $18,000

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joseph M. Wikler                  $4,803                     $18,000
Audit Committee Chairman

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter I. Wold                     $4,803                     $18,000
Audit Committee Member

-----------------------------------------------------------------------------------

1  Aggregate  Compensation from Fund includes fees and deferred  compensation, if any, for a Trustee for the fiscal year-ended April 30, 2003.
2. Total Compensation  includes  compensation paid only by the following Board
   IV Funds which began  operations  prior to December 31,  2002:  Oppenheimer
   Real  Estate  Fund,  Oppenheimer  Tremont  Market  Neutral  Fund,  LLC  and
   Oppenheimer   Tremont   Opportunity   Fund,  LLC.  In  addition,   although
   Oppenheimer  Multi Cap Value Fund began  operations  on November  26, 2002,
   Trustees did not receive  compensation  from the Fund during  calendar year ended December 31, 2002.
3. Includes  $48,000  compensation  paid to Mr. Abdow for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
*  For purposes of this section only, "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds and MML Series  Investment Fund in
   accordance  with the  instructions  for Form  N-1A.  The  Manager  does not consider  MassMutual  Institutional Funds and MML Series Investment Fund to
   be  part  of the  OppenheimerFunds  "Fund  Complex"  as  that  term  may be otherwise interpreted.

      |X| Major Shareholders.  As of July 28, 2003, the only persons who owned of record  or were  known by the Fund to own of record 5% or more of any class of the Fund's outstanding shares were the following:

      Massachusetts   Mutual  Life  Insurance  Company,   1295  State  Street,
      Springfield,   MA,   01111-0001  who  own  413,019.342  Class  A  shares
      (representing  approximately 66.81% of the Fund's then outstanding Class
      A shares).

      Oppenheimerfunds  Inc, c/o Tim Abbuhl,  Bldg.  2, 6803 South Tucson Way,
      Centennial,   CO,  80112-3924  who  owned  110,000.000  Class  A  shares
      (representing  approximately 17.79% of the Fund's then outstanding Class
      A shares).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global,  diversified  insurance  and  financial  services  organization.   The
Manager is organized under the laws of the State of Colorado.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading by certain employees,  including portfolio managers that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with knowledge of the  investments  and investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel  subject  to the Code to  invest  in  securities,  including securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics of both the Manager and the  Subadvisor  are included as exhibits to the Fund's  registration  statement  filed with the  Securities and  Exchange  Commission  and can be reviewed  and copied at the SEC's Public
Reference  Room in  Washington,  D.C.  You can  obtain  information  about the hours  of  operation  of the  Public  Reference  Room  by  calling  the SEC at
1.202.942.8090.  The Code of Ethics  can also be viewed as part of the  Fund's registration  statement  on the SEC's  EDGAR  database  at the SEC's  Internet website at  www.sec.gov.  Copies may be obtained,  after paying a  duplicating
            ------------
fee,   by   electronic    request   at   the   following    e-mail    address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
-------------------
Washington, D.C.  20549-0102.

Portfolio Proxy Voting.   The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Policies and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy. The Fund's Portfolio Proxy
Guidelines on routine and non-routine proxy proposals are summarized below:

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
      The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund  will be  required  to file new Form  N-PX,  with its  complete proxy voting  record for the 12 months  ended June 30th,  no later than August
31st of each  year.  The first  such  filing is due no later  than  August 31,
2004,  for the twelve  months  ended June 30,  2004.  Once  filed,  the Fund's
Form N-PX filing  will be  available  (i) without  charge,  upon  request,  by calling the Fund  toll-free at  1.800.225.5677,  and (ii) on the SEC's website at www.sec.gov.
   -----------

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory
agreement   between  the  Manager  and  the  Fund.  The  Manager  handles  its day-to-day  business,  and the  agreement  permits  the  Manager to enter into sub-advisory  agreements with other registered  investment  advisors to obtain specialized  services  for the Fund,  as long as the Fund is not  obligated to pay any  additional  fees for those  services.  The Manager has  retained  the
Sub-Advisor pursuant to a separate  Sub-Advisory  Agreement,  described below, under which the Sub-Advisor buys and sells portfolio  securities for the Fund.
The portfolio  manager of the Fund is employed by the  Sub-Advisor  and is the person who is principally  responsible  for the  day-to-day  management of the
Fund's portfolio.

      The investment  advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space,  facilities and equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all
administrative   and  clerical   personnel   required  to  provide   effective
administration  for the Fund. Those  responsibilities  include the compilation and  maintenance of records with respect to its  operations,  the  preparation and filing of  specified  reports,  and  composition  of proxy  materials  and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the Prospectus,  which are applied to the net assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative  proportion of the Fund's net assets  represented  by that class.
The  management  fees  paid by the  Fund to the  Manager  during  its last two fiscal years were:

 ------------------------------------------------------------------------------

   Fiscal Year ended 4/30:     Management Fees Paid to OppenheimerFunds, Inc.

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

             20021                                 $8,830

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

             2003                                 $60,641

 ------------------------------------------------------------------------------

1.    For the period from March 4, 2002 (commencement of operations) through
            April 30, 2002.

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment  adoption of any investment  policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual  Approval  of  Investment   Advisory   Agreement  and
Sub-Advisory  Agreement.  Each  year,  the  Board  of  Trustees,  including  a majority of the  Independent  Trustees,  is required to approve the renewal of
the  investment  advisory  agreement  and  the  sub-advisory  agreement.   The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  and  Sub-Advisor  provide  such  information  as  may  be  reasonably necessary to evaluate the terms of the  investment  advisory  agreements.  The
Board  employs an  independent  consultant  to prepare a report that  provides such information as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution fees the  Fund  pays.  These  distribution  fees are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to renew the  investment  advisory  agreements.  Among other factors, the Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     Fees paid to the Manager and Sub-Advisor by other similar funds;
o     The value and quality of any other benefits or services  received by the
   Fund from its relationship with the Manager and Sub-Advisor, and
o     The direct and indirect  benefits the Manager and  Sub-Advisor  received from their  relationship  with the Fund. These included  services  provided by the Distributor  and the Transfer  Agent,  and brokerage and soft dollar arrangements  permissible  under Section 28(e) of the  Securities  Exchange
   Act.

      The Board  considered that the Manager and  Sub-Advisor  must be able to pay and  retain  high  quality  personnel  at  competitive  rates  to  provide services  to  the  Fund.  The  Board  also  considered  that  maintaining  the financial  viability of the Manager and  Sub-Advisor  is important so that the
Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also considered the investment performance  of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the Manager and Sub-Advisor.

      These matters were also considered by the Independent Trustees,  meeting separately  from the full  Board,  with  experienced  Counsel  to the Fund who assisted the Board in its  deliberations.  The Fund's  Counsel is  independent of the Manager and Sub-Advisor  within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving  at a decision,  the Board did not single out any one factor or  group  of  factors  as  being  more  important  than  other  factors,  but considered  all factors  together.  The Board judged the terms and  conditions of the  investment  advisory  agreements,  including the  investment  advisory fees, in light of all of the surrounding circumstances.

The   Sub-Advisor.   The   Sub-Advisor   is  a  wholly  owned   subsidiary  of
Massachusetts  Mutual  Life  Insurance  Company  ("MassMutual"),   the  parent
company of the Manager.

|X|   The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement  between
               the  Manager  and  the  Sub-Advisor,   the  Sub-Advisor   shall
               regularly  provide  investment  advice with respect to the Fund and invest  and  reinvest  cash,  securities  and the  property comprising  the  assets  of  the  Fund.  The  Sub-Advisor  also agrees to provide  assistance in the distribution and marketing of the Fund.

      Under the  Sub-Advisory  Agreement,  the Manager pays the Sub-Advisor an annual fee in monthly  installments,  based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory  agreement is paid by the Manager,  not by the Fund. The Manager will pay the  Sub-Advisor a fee equal to 40% of the  investment  management  fee  collected by the Manager from the Fund, which shall be calculated  after any investment  management fee waivers  (voluntary  or  otherwise).  Notwithstanding  the  foregoing,  if the
Manager, without the Sub-Advisor's concurrence,  agrees to voluntarily waive a portion of the  investment  management  fee the Fund is required to pay to the
Manager,  the  Sub-Advisor's  fee hereunder shall be based upon the investment management  fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in its sole discretion."

                                                                  The
Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the
Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory
Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

                        Brokerage Policies of the Fund

Brokerage   Provisions   of  the   Investment   Advisory   Agreement  and  the
Sub-Advisory  Agreement.  One  of the  duties  of the  Sub-Advisor  under  the
Sub-Advisory  Agreement is to arrange the portfolio transactions for the Fund.
The  Fund's   investment   advisory   agreement   with  the  Manager  and  the
Sub-Advisory  Agreement  between  the  Manager  and  the  Sub-Advisor  contain provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager and the  Sub-Advisor  are  authorized to employ  broker-dealers,  including  "affiliated"  brokers,  as  that  term  is defined in the Investment  Company Act. They may employ  broker-dealers  that, in their best  judgment  based on all relevant  factors,  will  implement  the policy of the Fund to obtain, at reasonable  expense,  the "best execution" of the Fund's portfolio transactions.  Among other things, "best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager  and  Sub-Advisor  need  not  seek  competitive   commission  bidding.
However,  they  are  expected  to be aware of the  current  rates of  eligible brokers and to minimize the  commissions  paid to the extent  consistent  with the  interests  and  policies  of the  Fund as  established  by the  Board  of
Trustees.

      The  Manager  and  the   Sub-Advisor  may  select  brokers  (other  than
affiliates)  that  provide  brokerage  and/or  research  services for the Fund and/or the other  accounts over which the Manager,  the  Sub-Advisor  or their respective  affiliates have  investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified broker would charge, if the
Manager or Sub-Advisor,  as applicable,  makes a good faith determination that the  commission is fair and  reasonable in relation to the services  provided.
Subject to those  considerations,  as a factor in  selecting  brokers  for the
Fund's  portfolio  transactions,  the  Manager  and the  Sub-Advisor  may also consider sales of shares of the Fund and other investment  companies for which the Manager or an affiliate serves as investment advisor.

                                                                  The
Sub-Advisory Agreement permits the Sub-Advisor to enter into "soft-dollar"
arrangements through the agency of third parties to obtain services for the
Fund. Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services.  Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  If two or more funds advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases  of  portfolio
securities  from  underwriters  include a commission or concession paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through whom trades are placed.

         Investment  research  services  include  information  and analysis on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.
      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------

   Fiscal Year Ended 4/30:      Total Brokerage Commissions Paid by the Fund1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            20022                                    $0

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2003                                 $62,8063

-------------------------------------------------------------------------------

1     Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
2     For the period from March 4, 2002  (commencement of operations)  through
      April 30, 2002.
3     In the fiscal year ended 4/30/03,  the amount of  transactions  directed to brokers for research  services was  $23,723,380 and the amount of the commissions paid to broker-dealers for those services was $42,870.

Brokerage  Practices  Followed by the Sub-Advisor.  The Sub-Advisor  allocates brokerage  for  the  Fund  subject  to  the  provisions  of  the  Sub-Advisory
Agreement  and the  procedures  and  rules  described  above.  Generally,  the
Sub-Advisor's  portfolio traders allocate  brokerage based upon best execution and  recommendations  from  research.  In  certain  instances,  the  portfolio manager may directly place trades and allocate brokerage.  In either case, the
Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the
securities  to  which  the  option   relates.   Other  funds  managed  by  the
Sub-Advisor  have  investment  policies  similar  to those of the Fund.  Those other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the  securities.
If two or more funds managed by the Sub-Advisor  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

      The Sub-Advisor serves as investment  manager to MassMutual,  and may in the future act as  investment  manager to others.  It is the  practice  of the
Sub-Advisor  to  allocate  purchase  or sale  transactions  among the Fund and other clients whose assets it manages in a manner it deems equitable.  If such securities  are  purchased  for the  clients at or about the same  time,  such purchases  normally  will be combined to the extent  practicable,  and will be allocated as nearly as  practicable  on a pro rata basis in  proportion to the
amounts  to  be  purchased  for  each.  In  determining   the  amounts  to  be
purchased,  the  Sub-Advisor  considers  several main  factors,  including the respective investment  objectives,  the relative size of portfolio holdings of the same or comparable  securities,  the  availability of cash for investment, the size of  investment  commitments  generally  held and the  opinions of the persons  responsible  for  managing  the  portfolios  of the  Fund  and  other client's accounts.

      When  orders to purchase or sell the same  security on  identical  terms are  placed by more  than one of the  funds  and/or  other  advisory  accounts managed by the Sub-Advisor or its affiliates,  the  transactions are generally executed  as  received,  although  a fund or  advisory  account  that does not direct trades to a specific  broker (these are called "free  trades")  usually will have its order  executed  first.  Orders  placed by accounts  that direct trades to a specific  broker will generally be executed after the free trades.
All orders placed on behalf of the Fund are considered  free trades.  However, having an order placed first in the market does not necessarily  guarantee the most  favorable  price.  Purchases are combined where possible for the purpose of negotiating brokerage  concessions.  In some cases that practice might have a  detrimental  effect on the price or volume of the  security in a particular transaction for the Fund.

Most purchases of debt  obligations  are principal  transactions  at net prices.
Instead  of using a broker  for  those  transactions,  the Fund  normally  deals directly  with the selling or  purchasing  principal  or market maker unless the
Sub-Advisor determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio  securities from  underwriters include a  commission  or  concession  paid by the  issuer  to the  underwriter.
Purchases from dealers  include a spread  between the bid and asked prices.  The
Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

The investment  advisory  agreement and the  Sub-Advisory  Agreement  permit the
Manager and the  Sub-Advisor to allocate  brokerage for research  services.  The research  services  provided by a particular broker may be useful only to one or more  of the  advisory  accounts  of the  Sub-Advisor  and its  affiliates.  The investment  research received for the commissions of those other accounts may be useful  both to the Fund and one or more of the  Sub-Advisor's  other  accounts.
Investment  research may be supplied to the  Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service also  assists the  Sub-Advisor  in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that  provides  assistance  to the  Sub-Advisor  in the  investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Sub-Advisor to use stated  commissions on  secondary  fixed-income  agency  trades to obtain  research  if the broker represents  to the  Sub-Advisor  that:  (i) the  trade  is not from or for the broker's  own  inventory,  (ii) the trade  was  executed  by the  broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees  permits the Sub-Advisor to use commissions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and
supplements  the  research  activities  of  the  Sub-Advisor.   That  research
provides  additional  views and comparisons for  consideration,  and helps the
Sub-Advisor to obtain market  information for the valuation of securities that are either held in the Fund's  portfolio or are being considered for purchase.
The  Sub-Advisor  provides  information to the Manager and the Board about the commissions  paid to  brokers  furnishing  such  services,  together  with the
Sub-Advisor's   representation   that  the  amount  of  such  commissions  was
reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor  bears the expenses normally  attributable  to  sales,  including  advertising  and  the  cost  of printing  and mailing  prospectuses,  other than those  furnished  to existing shareholders.  The  Distributor is not obligated to sell a specific  number of shares.

There were no sales  charges  and  concessions  paid to, or  retained  by, the
Distributor  from the sale of shares during the Fund's fiscal year ended April
30, 2003, and there were no contingent  deferred sales charges retained by the
Distributor  on the redemption of shares for the most recent fiscal year ended
April 30, 2003.

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for
Class A shares and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs incurred in connection with the  distribution  and/or  servicing of the shares of the particular class.

      Each  plan  has  been  approved  by a vote  of the  Board  of  Trustees,
including a majority of the Independent Trustees1,   cast  in   person   at  a
meeting  called for the  purpose  of voting on that  plan.  Each plan has also been  approved by the holders of a  "majority"  (as defined in the  Investment
Company Act) of the shares of the applicable  class. The shareholder votes for the plans were cast by the  Manager as the sole  initial  holder of each class of shares of the Fund.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert into Class A shares 72 months after purchase,  the Fund must  obtain  the  approval  of both  Class A and Class B  shareholders  for a proposed  material  amendment  to the  Class  A  Plan  that  would  materially increase  payments  under the Plan.  That approval must be by a "majority" (as defined in the  Investment  Company  Act) of the shares of each Class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly  for  its  review.  The  reports  shall  detail  the  amount  of all payments  made under a plan and the purpose for which the payments  were made.
Those  reports  are  subject  to the review and  approval  of the  Independent
Trustees.

      Each  Plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.
                                                                  Under the
plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

Class A Service Plan Fees.  Under the Class A service  plan,  the  Distributor currently uses the fees it receives from the Fund to pay brokers,  dealers and other  financial  institutions  (they are  referred  to as  "recipients")  for personal  services  and account  maintenance  services  they provide for their customers  who hold  Class A  shares.  The  services  include,  among  others, answering  customer  inquiries about the Fund,  assisting in establishing  and
maintaining   accounts  in  the  Fund,  making  the  Fund's  investment  plans available  and  providing  other  services  at the  request of the Fund or the
Distributor.  While the plan  permits the Board to  authorize  payments to the
Distributor  to reimburse  itself for services  under the plan,  the Board has not yet  done so,  except  in the case of the  special  arrangement  described below.  The  Distributor  makes  payments to plan  recipients  quarterly at an annual rate not to exceed  0.25% of the average  annual net assets  consisting of Class A shares, held in the accounts of the recipients or their customers.

      For the fiscal year ended  April 30,  2003,  payments  under the Class A
Plan  totaled  $15,160,  prior to the  voluntary  waiver  of all such  current period  fees by the  Manager.  During the first year the shares are sold,  the
Distributor  retains  the  service  fee to  reimburse  itself for the costs of distributing  the shares.  Any  unreimbursed  expenses the Distributor  incurs with  respect  to Class A shares in any fiscal  year  cannot be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and  Distribution  Plan Fees. Under
          each plan,  service fees and  distribution  fees are computed on the average of the net asset  value of shares in the  respective  class, determined  as of the close of each regular  business day during the period.  Each plan provides for the Distributor to be compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less  than  the  amounts  paid by the  Fund  under  the plan during the period for which the fee is paid.  The types of  services that recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor

-------------------------------------------------------------------------------

                 = Average                              Class  B,  Class C and - 1
Class N plan                                                                es
are purchase                                                    ter the sharor
makes servics to AnnualiTotal in  advance  for the first year afhe Distributss
C and Class d.  AReturnhe first year shares are  outstanding,  tClass B, Claof shares  solde fee payments  quarterly on those shares under the asset value ce service  feeN plans.  The  advance  payment is based on the net or the advaned during the f.  Shares  purchased  by  exchange  do not qualify f are  redeemes on those sha  payment.  If Class B,  Class C or  Class N shares e service feon of the advanirst year after their purchase,  the recipient of tho rata porti
------------res will be obligated to repay the  Distributor a pr            --
------------ce payment of the service fee made on those shares. --------------

            ----------------------------------------------------------------

      The as----------------------------------------------------            nd
Class C expe                                                    e  Class B aet
assets per yset  based  sales  charge and service  fees  increas50% of the n nses  by 1.00% and  increase  Class N expenses by 0.
      The  Dear of the respective class.                                    nd
Class N shar                                                    on Class B ass
C shares  duistributor  retains the  asset-based  sales  charge harge on Clahe asset-based es. The Distributor  retains the asset-based sales c.  It pays t C shares  outsring  the  first  year the  shares  are  outstandingent on Classnt with the  Disales charge as an ongoing  concession to the recipiial  agreemess
N service fetanding  for a year or more.  If a dealer has a specass C or Clain lieu of payistributor,  the Distributor will pay the Class B, Cl quarterly  me of purchase.e and the  asset-based  sales  charge to the dealer ce at the ti ng the sales  concessions  and  service fee in advan

asset-based                                                       The
investors to                                                     allow
Distributor sales charges on Class B, Class C and Class N sharesllowing the asset-based  buy shares without a front-end sales charge while and pays the distributingto compensate dealers that sell those shares. The Fundered in the Distribusales charges to the Distributor for its services rere made to
             Class B, Class C and Class N shares. The payments a
o     pays stor in recognition that the Distributor:                        of
         sal                                                    at the time
o     may  fales concessions to authorized  brokers and dealers             he
         sere and pays service fees as described above,         advance of tde
         sucinance  payment of sales  concessions  and/or  the  or may provian affvice fee  payment to  recipients  under the plans,  esources of
o     employh  financing  from its own  resources or from the  r            ss
         N siliate,                                             ss C and Cla
o     bears s personnel to support  distribution of Class B, Cla            es
         (othares,                                                prospectusue
         sky the  costs  of sales  literature,  advertising  andnd state "bl
o     may noher than those furnished to current  shareholders) axpenses,    B,
         Cla" registration fees and certain other distribution esell  Class ns andt be able to  adequately  compensate  dealers  that nder the plant thess C and Class N shares without  receiving payment uor sale abse
o     receiv  therefore  may not be able to offer such Classes f            nd
         ass plans,                                             rvice fees aat
         chaes  payments under the plans  consistent with the sery  funds th
o     may uset-based  sales charges paid by other  non-proprieta            us
         thirge 12b-1 fees,                                     nd in  variond
         shae the  payments  under  the plan to  include  the Fu sales of Fu
o     may  erd-party  distribution  programs  that may increase             if
         payres,                                                's  shares  or
         funxperience  increased  difficulty  selling  the  Fundst  competiton serments  under the plan are  discontinued  because  mo  distributiby theds  have  plans  that  pay  dealers  for  rendering  being paid
o     may novices  as much or more than the  amounts  currently             t,
         the Fund, and                                          a lesser costo
         obtt be able to continue providing,  at the same or at rvices,  or ts wer same  quality  distribution  sales  efforts and  se plan paymen ain such services  from brokers and dealers,  if the
     When Cle to be discontinued.                                           on
of a  broker                                                    e  designatihe
broker-dealeass B, Class C or Class N shares are sold without thnated  as  tce fee and asse-dealer,  the  Distributor  is  automatically  designs the servi.
            r of record.  In those cases, the Distributor  retaiass N shares
     The  Dit-based sales charge paid on Class B, Class C and Cl            ss
N shares  ma                                                    ss C and Clant
deferred  sastributor's  actual expenses in selling Class B, Clahe  contingeer the plans.  y be more  than  the  payments  it  receives  from tthe Fund undd, the  Board  les charges  collected on redeemed  shares and from d by the Funhe asset-based If the Class B, Class C or Class N plan is terminateyments  of tre the plan wasof  Trustees  may  allow  the  Fund to  continue  pa shares befo sales charge to the  Distributor for  distributing
      The Fu terminated.                                                    ss
C or Class N                                                    Class B, Cla
            nd paid no service or  distribution  fees under the 03.
      All  p plans for the Fund's fiscal year ended April 30, 20            ct
to the  limi                                                    s are  subjeon
of  Securitiayments  under the Class B, Class C and Class N planl  Associatind service feestations  imposed by the Conduct Rules of the Nationas  charges a es  Dealers,  Inc. on payments of  asset-based  sale
            .

Explanation                Performance of the Fund                          to
illustrate i                                                    ty of terms al
return,"  "a of Performance  Terminology.  The Fund uses a variemulative totet asset  valuets investment  performance.  Those terms include "cu return at now total  returverage  annual total return,"  "average annual totalnation  of hhe
Fund's  most" and "total  return at net asset  value." An  explabelow show tce information ns are  calculated  is set forth below.  The charts t  performan recent  fiscal  year end.  You can  obtain  curren77.
      The Fuby calling the Fund's Transfer Agent at 1.800.225.56            st
comply  with                                                    tisements mues
describe  thnd's  illustrations of its performance data in adver.  Those rulbe calculated.  rules of the  Securities  and  Exchange  Commissionow it is to ta
must includee types of  performance  data that may be used and hrformance daof shares of th In general, any advertisement by the Fund of its peised  class ar periods  (or the average  annual  total  returns for the  advert- and  10-yely ended calende Fund.  Those  returns  must be shown for the 1-, 5most  recentts submission f the life of the class,  if less)  ending as of the ement  (or i ar quarter prior to the publication of the  advertis
      Use ofor publication).                                                to
compare the                                                     n  investor me
periods.  Ho  standardized  performance  calculations  enables as for the sahe
Fund's   perFund's  performance to the performance of other fundfore using ter investments:wever,  a number of factors should be considered  ben  with  oth
            formance   information  as  a  basis  for  compariso
o     Total                                                                 he
      Fund                                                      account in tch
      sharehreturns measure the  performance of a hypothetical  mance  of eahe model over  various  periods  and do not  show the  perfor vary from tou buy orolder's  account.  Your account's  performance  willn cash, or y a differ performance  data if your  dividends are received iur shares at
o     The Fu sell  shares  during the  period,  or you bought yo.           on
      divideent time and price than the shares used in the modelct of taxes
o     An  innd's  performance  returns  may not reflect the effe            er
      governnds and capital gains distributions.                 or any  oth
o     The  pvestment  in the  Fund is not  insured  by the  FDIC            ot
      guaranment agency.                                        turns  are n
o     When arincipal  value of the  Fund's  shares and total  re            ss
      than tteed and normally will fluctuate on a daily basis.  h more or le
o     Total n investor's  shares are redeemed,  they may be wort            al
      perforheir original cost.                                 t   historic a
      predic  returns   for  any  given  past  period   represenconsidered,
            mance  information  and are not, and should not be
      The  ption of future returns.                                         se
the  perform                                                    tely,  becauis
because  of erformance  of each class of shares is shown  separarent.  That al returns  of ance  of each class of shares will usually be  differs.  The totet conditions, the  different  kinds of  expenses  each  class  beaed  by  markbt investments, each  class  of  shares  of  the  Fund  are  affecturity  of deng expenses tha the  quality  of the Fund's  investments,  the  matits  operati the  types of  investments  the Fund  holds,  and
      |X|  Tt are allocated to the particular class.                        al
returns"  to                                                    ypes of "totin
value of a hotal  Return  Information.  There  are  different  t the change ng that  all  d measure  the Fund's  performance.  Total  return isiod,  assumiin additional  ypothetical  investment in the Fund over a given perreinvested  he
period.  Becividends  and  capital  gains   distributions  are  the end of the
total returnshares  and  that the  investment  is  redeemed  at f shares,  tal return  measause of  differences  in  expenses  for each class oulative  tot10 years).  An s for each class are separately  measured.  The  cum  example,  or each year inures the change in value over the entire period (for of return fhe entire  periaverage  annual  total return shows the average rateeturn over tal year-by-year a period that would produce the cumulative  total rt show  actuts total returnod.  However,  average  annual  total  returns do notions  for i performance.  The Fund uses  standardized  calculassed below.
      In  cas as prescribed by the SEC. The methodology is discu            um
sales  charg                                                    rrent  maximed
from the inilculating  total returns for Class A shares,  the cue) is deductes charge,  as e of 5.75% (as a  percentage  of the  offering  pric without salle contingent  tial  investment  ("P")  (unless the return is shownthe applicabor which the redescribed  below).  For Class B shares,  payment of the period fr,
3.0% in the deferred  sales  charge is  applied,  depending  on  second  yeath year and nonturn is shown:  5.0% in the first year,  4.0% in the% in the sixed sales  chargthird and fourth years,  2.0% in the fifth year, 1.0gent  deferr N shares, the e  thereafter.  For Class C shares  the 1.0%  contin.  For Classor the one-yeare is deducted  for returns for the  one-year  periodor returns f
            1.0% contingent  deferred sales charge is deducted f.
o     Averag period. There is no sales charge for Class Y shares            ch
   class is                                                     eturn" of ea a
   specifiede Annual Total Return.  The "average  annual total reach year inin value of an  average  annual  compounded  rate of return for  the change la below)  h  number of years. It is the rate of return based onin the formuan
   Ending  Ra  hypothetical  initial  investment of $1,000 ("P" o  achieve  t, accordingeld for a number  of years  ("n" in the  formula)  tt  investmen edeemable  Value  ("ERV"  in  the  formula)  of  tha
ERV    l/n   to the following formula:
---

-------------------------------------------------------------------------------
===========

  P

===========

o     Average  Annual  Total  Return  (After  Taxes  on  Distributions).   The
   "average  annual total return  (after taxes on  distributions)"  of Class A shares is an average  annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the effect of federal  taxes
   (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the Fund during the specified  period.  It is the rate of return based on the change in  value  of a  hypothetical  initial  investment  of  $1,000  ("P" in the formula  below) held for a number of years ("n" in the  formula) to achieve an ending value  ("ATVD" in the formula) of that  investment,  after taking into  account  the  effect of taxes on Fund  distributions,  but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P
o     Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
   Redemptions).   The  "average   annual   total   return   (after  taxes  on
   distributions  and  redemptions)"  of Class A shares is an  average  annual compounded  rate of return  for each year in a  specified  number of years, adjusted to show the effect of federal taxes  (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment date) on any  distributions  made by the Fund during the  specified  period and the effect of capital  gains taxes or capital loss tax  benefits  (each calculated using the highest federal  individual  capital gains tax rate in effect on the redemption  date) resulting from the redemption of the shares at the end of the period.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below)  held for a number  of years  ("n" in the  formula)  to  achieve  an ending  value  ("ATVDR" in the  formula) of that  investment,  after taking into  account  the  effect  of  taxes  on  fund  distributions  and  on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemptions)
  P

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P

o     Total Returns at Net Asset Value.  From time to time,  the Fund may also quote a cumulative  or an average  annual total return "at net asset value"
   (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales  charge on Class Y shares.  Each is based on the difference  in net asset  value per share at the  beginning  and the end of the period for a hypothetical  investment in that class of shares  (without considering  front-end or contingent deferred sales charges) and takes into
   consideration   the   reinvestment   of   dividends   and   capital   gains
   distributions.  No  performance  information is shown for Class B, Class C,
   Class N or Class Y shares  because those shares were not available for sale during the Fund's fiscal year ended 04/30/03.

-----------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 4/30/03

-----------------------------------------------------------------------
-----------------------------------------------------------------------

          Cumulative Total                 Average     Annual    Total
Class of  Returns (Life of     Returns
Shares    Class)

-----------------------------------------------------------------------
-----------------------------------------------------------------------

                                     1-Year           Life of Class

-----------------------------------------------------------------------
-----------------------------------------------------------------------

            After    Without   After     Without   After     Without
            Sales    Sales     Sales     Sales     Sales     Sales
            Charge    Charge    Charge    Charge    Charge    Charge

-----------------------------------------------------------------------
-----------------------------------------------------------------------

Class A    0.63%1     6.77%1    -4.26%    1.58%     0.54%1    5.83%1

-----------------------------------------------------------------------

1.  Inception of Class A shares:  03/04/02.  Because Class B, Class C, Class N and Class Y shares  were not  offered  prior to  October  1,  2003,  no return information is shown for those share classes.

-----------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares1 (After Taxes)
                    For the Periods Ended 04/30/03

-----------------------------------------------------------------------
-----------------------------------------------------------------------

                               1-Year               Life of Class

-----------------------------------------------------------------------
-----------------------------------------------------------------------

After Taxes on                -5.42%                   -0.521
Distributions

-----------------------------------------------------------------------
-----------------------------------------------------------------------

After Taxes on                -4.01%                  -0.12%1
Distributions and
Redemption of Fund
Shares

-----------------------------------------------------------------------

1. Inception of Class A shares: 03/04/02.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

|X|   Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of  shares by  Lipper,  Inc.
               ("Lipper").  Lipper is a  widely-recognized  independent mutual fund  monitoring  service.  Lipper  monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various  periods in categories  based on investment  styles.  The  performance  of the Fund is ranked by
               Lipper  in  the  large  cap   growth   category.   The   Lipper
               performance  rankings  are based on total  returns that include the  reinvestment  of  capital  gain  distributions  and income
               dividends   but  do  not  take  sales  charges  or  taxes  into
               consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all  mutual  funds in a  category  that it monitors  and  averages  of the  performance  of the  funds  in particular categories.

|X|   Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the  performance  of its classes of shares by  Morningstar,
         Inc., an  independent  mutual fund  monitoring  service.  Morningstar ranks mutual funds in their  specialized  market sector.  The Fund is rated among real estate funds.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's monthly performance  (including  the effects of sales charges,  loads,  and redemption fees),  placing more emphasis on downward variations and rewarding  consistent performance.  The top 10% of  funds in each  category  receive  5  stars,  the next  22.5%  receive 4 stars,  the next 35%  receive 3 stars,  the next  22.5%
receive 2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted  as a fraction  of one fund  within  this scale and rated  separately, which  may cause  slight  variations  in the  distribution  percentages.)  The
Overall  Morningstar  Rating for a fund is derived from a weighted  average of the  performance  figures  associated with its three-,  five-and  ten-year (if applicable) Morningstar Rating metrics.

      The Fund may also compare its  performance to that of other funds in its
Morningstar  category,  in addition to its star  ratings.  Those total  return rankings are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

|X|   Performance   Rankings   and   Comparisons   by   Other   Entities   and
         Publications.  From  time  to  time  the  Fund  may  include  in  its advertisements  and sales literature  performance  information  about the Fund cited in newspapers  and other  periodicals  such as The New
         York  Times,   The  Wall  Street   Journal,   Barron's,   or  similar
         publications.  That  information may include  performance  quotations
         from  other   sources,   including   Lipper  and   Morningstar.   The
         performance  of the  Fund's  classes  of shares  may be  compared  in publications  to the  performance  of various market indices or other investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

From  time to time,  the Fund may  include  in its  advertisements  and  sales literature the total return  performance of a hypothetical  investment account that includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the Fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

            ABOUT your account

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund

                     --------------------

                                          OppenheimerCMultipleeStrategies Fund
close  of The  New  York  Stock  Exchange
("the  Exchange").  The Exchange normally
closes  at  4:00  P.M.,   but  may  close
earlier  on  certain   days.  If  Federal
Funds  are  received  on a  business  day
after  the  close  of the  Exchange,  the
shares will be  purchased  and  dividends
will begin to accrue on the next  regular
business   day.   The   proceeds  of  ACH
transfers  are  normally  received by the
Fund three days after the  transfers  are
initiated.  If the  proceeds  of the  ACH
transfer  are not  received  on a  timely
basis,   the  Distributor   reserves  the
right to cancel the purchase  order.  The
Distributor   and   the   Fund   are  not
responsible  for any delays in purchasing
shares   resulting  from  delays  in  ACH
transmissions.

-----------------------------------------

Reduced  Sales  Charges.  As discussed in
the  Prospectus,  a reduced  sales charge
rate may be  obtained  for Class A shares
under Right of  Accumulation  and Letters
of Intent  because  of the  economies  of
sales  efforts and  reduction in expenses
realized by the Distributor,  dealers and
brokers  making  such  sales.   No  sales
charge  is  imposed   in  certain   other
circumstances  described in Appendix B to
this Statement of Additional  Information
because  the  Distributor  or  dealer  or
broker   incurs   little  or  no  selling
expenses.

      |X|   Right  of  Accumulation.   To
qualify for the lower sales  charge rates
that apply to larger  purchases  of Class
A  shares,  you and your  spouse  can add
together:
o     Class  A and  Class  B  shares  you
            purchase for your  individual
            accounts  (including IRAs and
            403(b)  plans),  or for  your
            joint accounts,  or for trust
            or   custodial   accounts  on
            behalf of your  children  who
            are minors, and
o     Current  purchases  of  Class A and
            Class B  shares  of the  Fund
            and other  Oppenheimer  funds
            to reduce  the  sales  charge
            rate that  applies to current
            purchases  of Class A shares,
            and
o     Class  A  and  Class  B  shares  of
            Oppenheimer     funds     you
            previously  purchased subject
            to an initial  or  contingent
            deferred   sales   charge  to
            reduce the sales  charge rate
            for  current   purchases   of
            Class  A   shares,   provided
            that  you  still   hold  your
            investment   in  one  of  the
            Oppenheimer funds.

      A  fiduciary  can count all  shares
purchased  for a trust,  estate  or other
fiduciary account  (including one or more
employee   benefit   plans  of  the  same
employer)  that  has  multiple  accounts.
The  Distributor  will add the value,  at
current  offering  price,  of the  shares
you  previously  purchased  and currently
own to the value of current  purchases to
determine  the  sales  charge  rate  that
applies.  The reduced  sales  charge will
apply  only  to  current  purchases.  You
must request it when you buy shares.

The  Oppenheimer  Funds.  The Oppenheimer
funds  are those  mutual  funds for which
the  Distributor  acts as the distributor
and currently include the following:

Oppenheimer AMT-Free New York Municipals

                     --------------------
==========================================

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund

==========================================

Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Champion Income Fund          Inc.
Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Growth Fund                   Fund
Oppenheimer High Yield Fund               Oppenheimer Trinity Value Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer Limited Term Municipal Fund   OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Fund              OSM1 - Jennison Growth Fund
                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Main Street Opportunity Fund  Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Small Cap Fund    Fund
Oppenheimer MidCap Fund                   OSM1 - QM Active Balanced Fund
And the following money market funds:     OSM1 - Salomon Brothers All Cap Fund

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds  described above except the money market funds and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain  circumstances described in this Statement of Additional Information,  redemption proceeds of certain  money  market  fund  shares may be subject to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases  made up to 90  days  before  the  date of the  Letter.  Letters  of
Intent do not consider  Class C, Class N or Class Y shares you purchase or may have purchased.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess  concessions  returned to the Distributor  will be used to  purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

                                                                  The
Transfer Agent will not hold shares in escrow for purchases of shares of the
Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of
Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the 13-month  Letter of Intent period,  the escrowed  shares will be promptly released to the investor.

      3. If, at the end of the  13-month  Letter of  Intent  period  the total purchases  pursuant to the Letter are less than the intended  purchase  amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which would have been paid if the total
amount   purchased  had  been  made  at  a  single  time.  That  sales  charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within  sixty  days of the  expiration  of the  Letter,  redeem  the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement  them. The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix B to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith, Inc.  ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill Lynch.
If on the date the plan  sponsor  signed  the  Merrill  Lynch  record  keeping service  agreement  the plan has less than $3  million in assets  (other  than assets  invested in money market funds)  invested in  applicable  investments, then the retirement  plan may purchase only Class B shares of the  Oppenheimer funds.  Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares  converted to Class A shares of  the  Fund  when  the  plan's  applicable  investments  reach  $5  million.
OppenheimerFunds  has entered into  arrangements  with certain  record keepers whereby  the  Transfer  Agent  compensates  the  record  keeper for its record keeping  and  account  servicing  functions  that it performs on behalf of the participant  level accounts of a retirement plan. While such  compensation may act to reduce the record keeping fees charged by the retirement  plan's record
keeper,  that  compensation   arrangement  may  be  terminated  at  any  time,
potentially  affecting  the record  keeping  fees  charged  by the  retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different  shareholder  privileges and features.  The net income  attributable to Class B,  Class C or Class N shares and the  dividends  payable on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares 72 months after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS interpretation of those laws should change,  the automatic  conversion feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would occur while that  suspension  remained in effect.  Although  Class B shares  could then be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|   Availability  of Class N Shares.  In addition  to the  description of the types of retirement  plans which may purchase Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to  all  rollover   contributions   made  to  Individual  401(k)  plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix B to this  Statement of  Additional  Information)  which  have  entered  into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under Sections  401(a) or 401(k) of the
            Internal  Revenue Code, the  recordkeeper  or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans that pay for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or financial advisor and the Distributor for that purpose.

      The sales  concession  and the advance of the service  fee, as described in the  Prospectus,  will not be paid to dealers of record on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
            (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year (other than  rollovers  from an
            OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on  purchases  of  Class  N  shares  by  an   OppenheimerFunds-sponsored
            Pinnacle  or  Ascender   401(k)  plan  made  with  the  redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset values of shares,  and therefore are indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,  custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing agent fees and expenses,  and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account  Fees.  As stated in the  Prospectus,  a $12 annual fee is assessed on any  account  valued at less than $500.  This fee will not be  assessed on the following accounts:
o     Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan,  payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored  group  retirement  accounts  that are making continuing purchases;
o     Certain accounts held by broker-dealers  through the National Securities
      Clearing Corporation; and
o     Accounts  that  fall  below  the $500  threshold  due  solely  to market fluctuations  within the 12-month  period  preceding the date the fee is deducted.

      The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business  day of  September.  This  annual fee is waived  for any  shareholders  who elect to  access  their  account  documents through  electronic  document delivery rather than in paper copy and who elect to  utilize  the  Internet  or  PhoneLink  as their  primary  source for their
general   servicing   needs.   To  sign  up  to   access   account   documents
electronically  via  eDocs  Direct,  please  visit the  Service  Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
           ------------------------

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing  the  value  of  the  Fund's  net  assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies  or on days falling  before a U.S.  holiday).  All  references  to time in this  Statement of Additional  Information  mean  "Eastern  time." The
Exchange's  most  recent  annual  announcement  (which is  subject  to change)
states  that it will close on New Year's Day,  Martin  Luther  King,  Jr. Day,
Presidents'  Day, Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and holidays)  or after 4:00 P.M. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when shareholders may not  purchase or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally is  completed before the close of The Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are  determined,  but before the close of The Exchange,  will not be reflected in the Fund's  calculation of its net asset values that day unless the Manager determines  that the event is likely to effect a material  change in the value of the security.  The Manager, or an internal valuation committee  established by the Manager,  as applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is  within  the  spread  of the  closing  "bid"  and
               "asked"  prices  on the  valuation  date  or,  if  not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
               Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign  currency,  including forward  contracts,  and to covert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on Nasdaq,  as applicable,  as determined  by a pricing  service  approved by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

The  information  below  supplements  the terms and  conditions  for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment  of the sales  charge,  the  shareholder's  basis in the shares of the
Fund that were  redeemed  may not include the amount of the sales charge paid.
That  would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered
for   redemption  is  ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the remaining  shareholders  of the
Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $500 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent assume no  responsibility  to determine whether a  distribution  satisfies the  conditions of applicable  tax laws and will not be responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of The Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of the  contingent deferred sales charge on such  withdrawals  (except where the Class B, Class C or Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions  that apply to such plans, as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|                                                         Automatic
Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

            How to Exchange Shares

As  stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer funds  having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"
shares for this  purpose.  You can obtain a current list  showing  which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently  offer  Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust           Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York           Oppenheimer Limited Term Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves               Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Convertible Securities Fund Oppenheimer Quest Global Value Fund,
                                              Inc.
      Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund     Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund   Limited Term New York Municipal Fund
      Oppenheimer International Small
      Company Fund

o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through  OppenheimerFunds-sponsored  401(k)
      plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class X shares of Limited Term New York  Municipal Fund may be exchanged only for Class B shares of other  Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,  Oppenheimer  Cash
      Reserves   or   Oppenheimer    Limited-Term    Government   Fund.   Only
      participants  in  certain   retirement  plans  may  purchase  shares  of
      Oppenheimer  Capital  Preservation Fund, and only those participants may exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer
      Capital Preservation Fund.
o     Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund  are not
      available  by exchange  of shares of  Oppenheimer  Money  Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer  Select Managers  Mercury  Advisors S&P Index Fund
      and  Oppenheimer  Select  Managers  QM  Active  Balanced  Fund  are only available to retirement  plans and are  available  only by exchange from the same class of shares of other  Oppenheimer  funds held by retirement plans.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other  mutual  funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that  purchase  may  subsequently  be  exchanged  for shares of other  Oppenheimer  funds  without  being  subject to an  initial  sales charge  or  contingent  deferred  sales  charge.  To  qualify  for  that privilege,  the  investor  or the  investor's  dealer  must  notify  the
      Distributor of eligibility  for this privilege at the time the shares of
      Oppenheimer  Money Market Fund, Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

          The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class  purchased  subject to a  contingent  deferred  sales  charge,  with the following exceptions:

o     When  Class A shares  of any  Oppenheimer  fund  (other  than  Rochester
National  Municipals  and Rochester Fund  Municipals)  acquired by exchange of
Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar  month of the initial  purchase of the exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National  Municipals and Rochester Fund
Municipals  acquired  by exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed within  24  months  of the  beginning  of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund that are  exchanged for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent deferred sales  charge  will  carry  over to the Class A shares of  Oppenheimer  Senior
Floating  Rate  Fund  acquired  in  the  exchange.   The  Class  A  shares  of
Oppenheimer  Senior  Floating  Rate Fund  acquired  in that  exchange  will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer  Cash Reserves and Oppenheimer  Money
Market Fund,  Inc.  acquired by exchange of Class A shares of any  Oppenheimer fund  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within the Class A holding  period of the fund from which the shares were exchanged,  the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.
o     With respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.
o     With respect to Class N shares,  a 1% contingent  deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer  funds are terminated as an investment  option  of the plan and  Class N shares  are  redeemed  within  18 months  after the plan's first  purchase of Class N shares of any  Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B,  Class C or Class N  contingent  deferred sales  charge will be followed  in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should  take  into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must  specify  which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

                      Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales charge  on Class B,  Class C and  Class N shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference in the net asset values of the different classes of shares.

Dividends,  distributions  and  proceeds  of the  redemption  of  Fund  shares represented by
checks  returned to the Transfer Agent by the Postal Service as  undeliverable
will  be  invested  in  shares  of   Oppenheimer   Money  Market  Fund,   Inc.
Reinvestment  will be made as promptly  as  possible  after the return of such checks to the  Transfer  Agent,  to enable  the  investor  to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this Statement of Additional
Information  is based on tax law in effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with
retroactive  effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are  urged to  consult  their tax advisers with  specific  reference to their own tax  circumstances  as well as
the  consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the taxable year (to the extent of current and  accumulated  earnings and profits)
and  will  therefore  count  toward   satisfaction   of  the   above-mentioned
requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year plus 100% of any prior year under distributions. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of
Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      The Fund  may  either  retain  or  distribute  to  shareholders  its net capital gain for each taxable year. The Fund  currently  intends to distribute any  such  amounts.  If net  long  term  capital  gains  are  distributed  and designated as a capital gain distribution,  it will be taxable to shareholders as a long-term  capital gain and will be properly  identified  in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax rate.  If the Fund  elects to retain its net capital gain, the Fund will provide to  shareholders  of record on the last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and tax  paid.  As a  result,  each  shareholder  will be required  to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from sources  within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries which entitle  the Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly  certify  that number
-------
when required,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term  capital gain or loss if the shares were held for more  than one year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will be  treated  as a long-term  capital loss to the extent of the amount of capital gain  dividends received on those  shares.  Special  holding  period  rules under the Internal
Revenue Code apply in this case to determine the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of 28%,  provided  the  Fund  obtains  a properly  completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
March of each year.

      If  the  ordinary  income   dividends  from  the  Fund  are  effectively
                                                              ---
connected  with the  conduct of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
      If the  foreign  person  fails to  provide a  certification  of  his/her foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of
28%  on  ordinary  income  dividends,  capital  gains  distributions  and  the proceeds of the redemption of shares,  paid to any foreign person.  All income and any tax withheld (in this  situation)  by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports mailed to  shareholders  in
January of each year.

      The tax  consequences to foreign persons  entitled to claim the benefits of an  applicable  tax treaty may be different  from those  described  herein.
Foreign  shareholders  are urged to consult their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences to them of an investment in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

                    Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian of the Fund's  assets.  The custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the  Fund.  It is the  practice  of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian in excess of $100,000 are not protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Ernst & Young LLP are the independent  auditors of the
Fund.  They audit the Fund's  financial  statements  and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of Oppenheimer Real Estate Fund

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Real Estate Fund (the "Fund"), including the statement of investments, as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 4, 2002
(commencement of operations) to April 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform
the audit to obtain reasonable assurance about whether the financial statements
and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and others.
An
audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Real Estate Fund at April 30, 2003, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from March 4,
2002 to April 30, 2002, in conformity with accounting principles generally accepted in the United States.

/S/ERNST & YOUNG LLP
---------------------------
   ERNST & YOUNG LLP

New York, New York
June 6, 2003

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number 811-10589

                          Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                            (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2002 - April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003
--------------------------------------------------------------------------------
         Oppenheimer                                     Management
         Real Estate Fund                               Commentaries
                                                             and
                                                        Annual Report
--------------------------------------------------------------------------------

OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS April 30, 2003
--------------------------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
Common Stocks--97.2%
---------------------------------------------------------------
Financials--97.2%
---------------------------------------------------------------
Real Estate--97.2%
Alexandria Real Estate Equities, Inc.    2,700      $  114,210
---------------------------------------------------------------
AMB Property Corp.                       4,500         122,850
---------------------------------------------------------------
Apartment Investment &
Management Co.                           3,525         133,104
---------------------------------------------------------------
Archstone-Smith Trust                    8,300         189,240
---------------------------------------------------------------
Boston Properties, Inc.                  2,800         109,760
---------------------------------------------------------------
BRE Properties, Inc., Cl. A              2,400          73,800
---------------------------------------------------------------
Camden Property Trust                    2,700          94,365
---------------------------------------------------------------
Capital Automotive REIT                  7,400         191,586
---------------------------------------------------------------
Catellus Development Corp. 1             2,800          59,304
---------------------------------------------------------------
CenterPoint Properties Corp.             2,600         150,670
---------------------------------------------------------------
Chelsea Property Group, Inc.             3,800         150,708
---------------------------------------------------------------
Corporate Office Properties Trust        9,400         143,350
---------------------------------------------------------------
Crescent Real Estate Equities, Inc.      4,000          56,720
---------------------------------------------------------------
Developers Diversified Realty Corp.      7,600         191,520
---------------------------------------------------------------
Equity Office Properties Trust          12,400         322,028
---------------------------------------------------------------
Equity Residential                      12,400         321,284
---------------------------------------------------------------
Essex Property Trust, Inc.               2,400         131,928
---------------------------------------------------------------
Federal Realty Investment Trust          2,500          77,050
---------------------------------------------------------------
First Industrial Realty Trust, Inc.      3,100          86,676
---------------------------------------------------------------
Gables Residential Trust                 4,700         133,386
---------------------------------------------------------------
General Growth Properties, Inc.          3,500         194,670
---------------------------------------------------------------
Glimcher Realty Trust                    4,400          90,904
---------------------------------------------------------------
Health Care REIT, Inc.                   3,200          91,104
---------------------------------------------------------------
Hospitality Properties Trust             4,300         123,883
---------------------------------------------------------------
Host Marriott Corp. 1                   18,800         145,136
---------------------------------------------------------------
IStar Financial, Inc.                    7,300         218,489
---------------------------------------------------------------
Kilroy Realty Corp.                      2,700          67,014
---------------------------------------------------------------
Kimco Realty Corp.                       5,100         184,620
---------------------------------------------------------------
LaSalle Hotel Properties                 6,800          95,132
---------------------------------------------------------------
Macerich Co. (The)                       3,300         108,900
---------------------------------------------------------------
Manufactured Home Communities, Inc.      2,000          64,080
---------------------------------------------------------------
MeriStar Hospitality Corp.               1,900           7,904

                                                  Market Value
                                        Shares      See Note 1
---------------------------------------------------------------
Real Estate Continued
Mid-Atlantic Realty Trust                5,800      $  107,474
---------------------------------------------------------------
Mills Corp.                              6,900         220,524
---------------------------------------------------------------
Newcastle Investment Corp.               7,000         122,010
---------------------------------------------------------------
Pan Pacific Retail Properties, Inc.      2,700         105,624
---------------------------------------------------------------
ProLogis                                 9,700         249,678
---------------------------------------------------------------
Reckson Associates Realty Corp.          6,400         120,640
---------------------------------------------------------------
Rouse Co. (The)                          2,400          83,400
---------------------------------------------------------------
Senior Housing Properties Trust         12,000         149,760
---------------------------------------------------------------
Simon Property Group, Inc.               8,900         326,808
---------------------------------------------------------------
SL Green Realty Corp.                    3,800         122,474
---------------------------------------------------------------
Trizec Properties, Inc.                  6,000          55,860
---------------------------------------------------------------
Ventas, Inc.                            12,700         165,100
---------------------------------------------------------------
Vornado Realty Trust                     4,300         163,400
                                                   ------------
Total Common Stocks (Cost $5,755,511)                6,238,127

                                     Principal
                                        Amount
---------------------------------------------------------------
Joint Repurchase Agreements--4.0%
Undivided interest of 0.08% in joint
repurchase agreement (Principal Amount/
Market Value $332,883,000 with a
maturity value of $332,894,651) with
Banc One Capital Markets, Inc., 1.26%,
dated 4/30/03, to be repurchased at
$256,009 on 5/1/03, collateralized by
U.S. Treasury Nts., 4.875%--5.875%,
11/15/04--2/15/12, with a value of
$327,261,153 and U.S. Treasury Bonds,
2.125%, 8/31/04, with a value of
$12,489,849 (Cost $256,000)           $256,000         256,000

---------------------------------------------------------------
Total Investments, at Value
(Cost $6,011,511)                        101.2%      6,494,127
---------------------------------------------------------------
Liabilities in Excess of Other Assets     (1.2)        (76,421)
                                      -------------------------
Net Assets                               100.0%     $6,417,706
                                      =========================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Assets

Investments, at value (cost $6,011,511)--see accompanying
statement                                   $6,494,127
--------------------------------------------------------------------------------
Receivables and other assets:
Investments
sold
123,611
Interest and
dividends
                     15,127
Due from
Manager
3,281
Other
3,958

-----------
Total
assets
6,640,104

--------------------------------------------------------------------------------
Liabilities
Bank
overdraft
1,612
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments
purchased
200,339
Professional
fees
14,419
Shareholder
reports
5,212
Trustees' compensation

760
Transfer and shareholder servicing agent
fees                                                                 56

                                          -----------
Total
liabilities
222,398

-----------------------------------------------------------------------------------------------------------------
Net
Assets
$6,417,706

===========

-----------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in
capital
$6,234,376
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment
income
128,662
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions                                                (427,948)
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on
investments
482,616

           -----------
Net
Assets
$6,417,706

===========

-----------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,417,706 and 620,866 shares
of beneficial interest
outstanding)
$10.34
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)           $10.97

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2003
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Investment Income

Dividends
                                                 $ 311,125
-------------------------------------------------------------------------------------------------
Interest
3,360

---------
Total investment
income
314,485

-------------------------------------------------------------------------------------------------
Expenses
Management
fees
60,641
-------------------------------------------------------------------------------------------------
Distribution and service plan fees--Class
A                                               15,160
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class
A                                       644
-------------------------------------------------------------------------------------------------
Professional fees
                             29,953
-------------------------------------------------------------------------------------------------
Trustees'
compensation
19,213
-------------------------------------------------------------------------------------------------
Shareholder
reports
8,539
-------------------------------------------------------------------------------------------------
Custodian fees and
expenses                                                                  191
-------------------------------------------------------------------------------------------------
Other
                                          7,615

---------
Total
expenses
141,956
Less reduction to custodian
expenses                                                         (33)
Less voluntary waiver of distribution and service plan fees--Class
A                     (15,160)

               ---------
Net
expenses
126,763

-------------------------------------------------------------------------------------------------
Net Investment Income
                                                      187,722

-------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on investments
                             (427,947)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on
investments                                     347,516

                                                                  ---------
Net realized and unrealized
loss                                                         (80,431)

--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
Operations                                    $107,291

=========

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended April
30,
2003           2002 1
--------------------------------------------------------------------------------
Operations

Net investment
income
$  187,722      $   47,350
--------------------------------------------------------------------------------
Net realized gain
(loss)
(427,947)        101,415
--------------------------------------------------------------------------------
Net change in unrealized
appreciation
347,516         135,100

----------------------------
Net increase in net assets resulting from
operations
107,291         283,865

--------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income--Class
A
(106,410)             --
--------------------------------------------------------------------------------
Distributions from net realized gain--Class
A
(84,814)             --

------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
transactions--Class A                        381,950       5,735,824

------------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total
increase
298,017       6,019,689
------------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
      6,119,689         100,000 2

----------------------------
End of period [including undistributed net investment income of $128,662 and
$47,350, respectively]     $6,417,706      $6,119,689

============================

1. For the period from March 4, 2002 (commencement of operations) to April 30,
2002.

2. Reflects the value of the Manager's initial seed money investment on
February 8, 2002.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Real Estate Fund (the Fund), is a non-diversified, open-end management investment company registered under the Investment Company Act of
1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the
Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into
a
sub-advisory agreement with Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance
Company, the parent company of the Manager. As of April 30, 2003, 110,000 shares of Class A were owned by the Manager.
   The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.
   The following is a summary of significant accounting policies consistently followed by the Fund.

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Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets and liabilities are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing bid and asked prices, and if not, at the current day's closing bid price. Securities (including restricted securities)
for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board
of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention
of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

As of April 30, 2003, the Fund had available for federal income tax purposes an
unused capital loss carryforward as follows:

                              Expiring
                              -------------------------
                              2011             $318,189

During the fiscal year ended April 30, 2003, the Fund did not utilize any capital loss carryforward.
   As of April 30, 2003, the Fund had approximately $89,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
gain was recorded by the Fund.
   In addition, distributions paid by the Fund's investments in real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The
Internal Revenue Code requires a REIT to distribute at least 95% of its taxable
income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

The tax character of distributions paid during the year ended April 30, 2003 and the period ended April 30, 2002 was as follows:

                                                        Year
Ended             Period Ended
                                                    April 30, 2003
April 30, 2002 1

--------------------------------------------------------------------------

                 Distributions paid from:
                 Ordinary income                         $ 191,224
          $--

                 1. For the period from March 4, 2002 (commencement of
                 operations) to April 30, 2003.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income      $128,662
                 Accumulated net realized loss            (407,524)
                 Net unrealized appreciation               462,192
                                                          --------
                 Total                                    $183,330
                                                          ========

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings
on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                Year Ended April 30,
2003       Period Ended April 30, 2002 1,2
                                                 Shares
Amount              Shares            Amount
---------------------------------------------------------------------------------------------------------------
Class A

Sold                                             30,175
$307,133             583,082        $5,842,955
Dividends and/or distributions reinvested        15,930
154,837                  --                --
Redeemed                                         (7,646)
(80,020)            (10,675)         (107,131)

---------------------------------------------------------------
Net increase                                     38,459
$381,950             572,407        $5,735,824

===============================================================

1. For the period from March 4, 2002 (commencement of operations) to April 30,
2002.

2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on
February 8, 2002.
--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2003, were
$18,114,308 and $17,668,225, respectively.

As of April 30, 2003, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $6,031,935 was composed of:

             Gross unrealized appreciation                 $498,997
             Gross unrealized depreciation                  (36,805)
                                                           --------
             Net unrealized appreciation                   $462,192
                                                           ========

   The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses or the tax realization of unrealized gain or loss.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets of the Fund.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager pays Cornerstone Real Estate Advisers, Inc. (the
Sub-Advisor) a monthly fee based on the fee schedule set forth in the
Prospectus. For the year ended April 30, 2003, the Manager paid $23,930 to the
Sub-Advisor.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $19.75 per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees, up to an annual rate of 0.35% of average net assets of Class A shares.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Offering and Organizational Costs. The Manager assumed all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A shares. It reimburses the Distributor for a portion of its costs incurred for
services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended April 30, 2003, payments under the Class A plan totaled $15,160 prior to the voluntary waiver of all such current period fees by the Distributor. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
5. Borrowing and Lending Arrangements
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002,
the
Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by
the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions
of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another
fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at April 30, 2003.

OPPENHEIMER REAL ESTATE FUND

FEDERAL INCOME TAX INFORMATION Unaudited

--------------------------------------------------------------------------------
In early 2003, if applicable, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year
2002.
Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends and distributions of $0.3164 per share were paid to Class A shareholders on December 30, 2002, none of which was designated as a "capital gain distribution" for federal income tax purposes.
   Dividends and distributions paid by the Fund during the fiscal year ended
April 30, 2003 which are not designated as capital gain distributions should be
multiplied by 1.68% to arrive at the amount eligible for the corporate dividend-received deduction.
   Dividends paid by the Fund during the fiscal year ended April 30, 2003 which
are not designated as capital gain distribution, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                                  Appendix A

                           Industry Classifications
                           ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Capital Markets                    Marine
Chemicals                          Media
Commercial Banks                   Metals & Mining
Commercial Services & Supplies     Multiline Retail
Communications Equipment           Multi-Utilities
Computers & Peripherals            Office Electronics
Construction & Engineering         Oil & Gas
Construction Materials             Paper & Forest Products
Consumer Finance                   Personal Products
Containers & Packaging             Pharmaceuticals
Distributors                       Real Estate
Diversified Financial Services     Road & Rail
Diversified Telecommunication      Semiconductors & SemiConductor
Services                           Equipment
Electric Utilities                 Software
Electrical Equipment               Specialty Retail
Electronic Equipment & Instruments Textiles, Apparel & Luxury Goods
Energy Equipment & Services        Thrifts & Mortgage Finance
Food & Staples Retailing           Tobacco
Food Products                      Trading Companies & Distributors
Gas Utilities                      Transportation Infrastructure
Health Care Equipment & Supplies   Water Utilities
Health Care Providers & Services   Wireless Telecommunication Services
Hotels Restaurants & Leisure

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

   I. Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases
------------------------------------------------------------------------------
Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

          II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

o     Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------

                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

9 or Fewer                   2.50%                2.56%              2.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

At  least  10 but not        2.00%                2.04%              1.60%
more than 49

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

o     Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o     Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

o     Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o     Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

       V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

o     Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

o     Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
          dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution
          employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Real Estate Fund

Internet Website
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019

1234

PX0590.0803

                         OPPENHEIMER REAL ESTATE FUND

                                    FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   Declaration of Trust dated November 27th,  2001:  Previously  filed with
Registrant's Initial Registration  Statement (Reg. No. 333-74582) on 12/05/01,
and incorporated herein by reference.

(b)   By-Laws  adopted  as of  November  27th,  2001:  Previously  filed  with
Registrant's Initial Registration  Statement (Reg. No. 333-74582) on 12/05/01,
and incorporated herein by reference.

(c)   (i)  Specimen  Class  A  Share   Certificate.   Previously   filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate.   Previously  filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate.   Previously  filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate.   Previously  filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

      (v)  Specimen  Class  Y  Share   Certificate.   Previously   filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

(d)   Form  of   Investment   Advisory   Agreement.   Previously   filed  with
Post-Effective  Amendment  No. 3 of the  Registrant's  Registration  Statement
(Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

(e)                     (i)   Form   of   General   Distributor's   Agreement.
Previously  filed  with  Post-Effective  Amendment  No. 3 of the  Registrant's
Registration  Statement  (Reg.  No.  333-74582)  on 3/6/02,  and  incorporated herein by reference.

      (ii)Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii)Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

(vi)Form of Trust Company Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Form   of   Deferred    Compensation    Plan   for   Disinterested
      Trustees/Directors: Not applicable.

(g)   (i)   Amendment dated August 28, 2002 to the Global  Custodial  Services
Agreement dated May 3, 2001 between Registrant and Citibank,  N.A.: Previously filed with  Post-Effective  Amendment No. 29 to the Registration  Statement of
Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/22/02,  and  incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
Registrant  and  Citibank,   N.A.:   Previously   filed  with   Post-Effective
Amendment  No. 33 to the  Registration  Statement of  Centennial  Money Market
Trust (Reg. No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel.  Previously  filed with  Post-Effective
Amendment  No.  3  of  the  Registrant's   Registration  Statement  (Reg.  No.
333-74582) on 3/6/02, and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant. Previously filed with Post-Effective Amendment No. 3 of the Registrant's Registration
Statement (Reg. No. 333-74582) on 3/6/02, and incorporated herein by reference.

      (m)               (i) Form of  Service  Plan and  Agreement  for Class A
shares.   Previously  filed  with  Post-Effective   Amendment  No.  3  of  the
Registrant's  Registration  Statement  (Reg.  No.  333-74582)  on 3/6/02,  and
incorporated herein by reference.

      (ii) Form of  Distribution  and Service Plan and  Agreement  for Class B
         shares.  Previously filed with Post-Effective  Amendment No. 3 of the
         Registrant's  Registration  Statement (Reg. No. 333-74582) on 3/6/02,
         and incorporated herein by reference.

      (iii) Form of  Distribution  and Service Plan and  Agreement for Class C
         shares.  Previously filed with Post-Effective  Amendment No. 3 of the
         Registrant's  Registration  Statement (Reg. No. 333-74582) on 3/6/02,
         and incorporated herein by reference.

      (iv) Form of  Distribution  and Service Plan and  Agreement  for Class N
         shares.  Previously filed with Post-Effective  Amendment No. 3 of the
         Registrant's  Registration  Statement (Reg. No. 333-74582) on 3/6/02,
         and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/21/01: Previously filed with Post-Effective Amendment No. 20 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/01, and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal Officers: Previously
filed with the Initial Registration Statement of Oppenheimer Total Return
Bond Fund (Reg. No. 333-101878), 12/16/02, and incorporated herein by reference.

(p)                                                               Amended and
Restated Code of Ethics of the Oppenheimer Funds dated May 15, 2002 under
Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post
-Effective Amendment No. 29 to the Registration Statement of Oppenheimer
Discovery Fund (Reg. No. 33-371), 11/22/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    -------------------------------------------------
                               Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Charles E. Albers,           None
Senior Vice President
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Erik Anderson,               None
Assistant Vice President
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Janette Aprilante,           Secretary of OppenheimerFunds, Distributor, Inc.,
Vice President & Secretary   Centennial Asset Management Corporation, Oppenheimer
                             Partnership Holdings, Inc., Oppenheimer Real Asset
                             Management, Inc., Shareholder Financial Services,
                             Inc., Shareholder Services, Inc., HarbourView Asset
                             Management Corporation, OFI Private Investments,
                             Inc., OFI Institutional Asset Management, Inc. and
                             OppenheimerFunds Legacy Program; Assistant Secretary
                             of OFI Trust Company

-----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Katherine P. Feld,           Vice President of OppenheimerFunds, Distributor,
Vice    President,    Senior Inc. and of Oppenheimer Real Asset Management, Inc.;
Counsel                      Vice President, Assistant Secretary and Director of
                             Centennial Asset Management Corporation.

-----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,           Formerly a portfolio manager with Lashire
Vice President               Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

            C-57             Treasurer of HarbourView Asset Management
Brian W. Wixted,             Corporation; OppenheimerFunds International Ltd.,
Senior Vice President and    Oppenheimer Partnership Holdings, Inc., Oppenheimer
Treasurer                    Real Asset Management, Inc., Shareholder Services,
                             Inc., Shareholder Financial Services, Inc., OFI
                             Private Investments, Inc., OFI Institutional Asset
                             Management, Inc. and OppenheimerFunds Legacy
                             Program; Treasurer and Chief Financial Officer of
                             OFI Trust Company; Assistant Treasurer of
                             Oppenheimer Acquisition Corp.

-----------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management Corp.,  Oppenheimer  Partnership Holdings,  Inc.,
Oppenheimer   Acquisition   Corp.,   OFI  Private   Investments,   Inc.,   OAM
Institutional,  Inc. and Oppenheimer Trust Company is 498 Seventh Avenue,  New
York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Ward                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Young                      Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 19th day of August 2003.

                                      Oppenheimer Real Estate Fund

                                          /s/ John V. Murphy
                                      By: ________________________________
                                          John V. Murphy, President,
                                          Principal Executive Officer,
                                          Chairman & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                      Date
----------                          -----                      ----

/s/ John V. Murphy *                President,                 August 19, 2003
____________________________        Principal Executive
John V. Murphy                      Officer, Chairman & Trustee

/s/ Brian W. Wixted*                Treasurer and Principal    August 19, 2003
____________________________        Financial & Accounting
Brian W. Wixted                     Officer

/s/ Ronald J. Abdow*
____________________________        Trustee                    August 19, 2003
Ronald J. Abdow

/s/ Eustis Walcott*
____________________________        Trustee                    August 19, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
____________________________        Trustee                    August 19, 2003
Joseph M. Wikler

/s/ Peter I. Wold*
____________________________        Trustee                    August 19, 2003
Peter I. Wold

*By: /s/ Robert G. Zack
----------------------------------
Robert G. Zack, Attorney-in-Fact

                         OPPENHEIMER REAL ESTATE FUND

                     Registration Statement No. 333-74582

                        Post-Effective Amendment No. 6

                                EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors' Consent